             As filed with the Securities and Exchange Commission on May 1, 2002
                                                             File Nos. 333-16949
                                                                        811-8696

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                        SECURITIES ACT OF 1933           [ ]

                        PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 7   [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 15 [ X ]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 572-9196
                        ---------------------------------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              --------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                              --------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2001 pursuant to Rule 24f-2 on March 20, 2002.

                          PROSPECTUS DATED MAY 1, 2002
                   -------------------------------------------
                          MARKETPLACE VARIABLE ANNUITY
                   -------------------------------------------
an individual deferred combination fixed and variable annuity contract issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

     The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

-----------------------------------------------------------------------------------------------------------
     VARIABLE INVESTMENT OPTION           MANAGED BY
     --------------------------           ----------
     Equity Index ......................  SSgA Funds Management, Inc.
     Large Cap Value ...................  T. Rowe Price Associates, Inc.
     Large Cap Growth ..................  Independence Investment LLC
     Growth & Income ...................  Independence Investment LLC and Putnam Investment Management LLC
     Fundamental Value .................  Wellington Management Company, LLP
     Multi Cap Growth ..................  Janus Capital Management LLC
     Small/Mid Cap CORE(SM) ............  Goldman Sachs Asset Management
     Small/Mid Cap Growth ..............  Wellington Management Company, LLP
     Small Cap Equity...................  Capital Guardian Trust Company
     Small Cap Growth ..................  John Hancock Advisers, LLC
     International Equity Index ........  Independence Investment LLC
     International Opportunities........  T. Rowe Price International, Inc.
     Emerging Markets Equity ...........  Morgan Stanley Investment Management Inc.
     Real Estate Equity ................  Independence Investment LLC and Morgan Stanley Investment
                                           Management Inc.
     Managed ...........................  Independence Investment LLC and Capital Guardian Trust Company
     Global Balanced ...................  Capital Guardian Trust Company
     Short-Term Bond ...................  Independence Investment LLC
     Bond Index ........................  Mellon Bond Associates, LLP
     Active Bond........................  John Hancock Advisers, LLC
     High Yield Bond ...................  Wellington Management Company, LLP
     Global Bond .......................  Capital Guardian Trust Company
     Money Market ......................  Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------

     Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

     For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

     We refer to the variable investment options and the fixed investment option together as investment options.









                      MARKETPLACE TELESALES SERVICING CENTER
                      --------------------------------------

               MAIL DELIVERY                   PHONE: 1-888-742-6262
               -------------
          200 Clarendon Street (T-22)
              Boston, MA 02117

                                                FAX: 1-888-553-4732


********************************************************************************

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

        .  The first section contains an "INDEX OF KEY WORDS."

        . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

        . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

        . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

        . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information." This gives some basic information about the size and past performance of the variable investment options.

The Series Fund's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

-------------------------------------------------------------------------------
                                IMPORTANT NOTICES

     This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

     We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2002. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 26.

     The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                                              PAGE
  Annuity direct deposit program ....................................     10
  Accumulation units.................................................     18
  Annuitant..........................................................      9
  Annuity payments...................................................     11
  Annuity period.....................................................     11
  Contract year......................................................      9
  Date of issue......................................................      9
  Date of maturity...................................................     19
  Funds..............................................................      2
  Fixed investment option............................................      2
  Investment options.................................................      2
  Premium payments...................................................      9
  Surrender..........................................................     15
  Surrender value....................................................     15
  Total value of your contract.......................................     11
  Variable investment options........................................  cover
  Withdrawal.........................................................     15

                                    FEE TABLE

     The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

CONTRACTOWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

       . Maximum Withdrawal Charge                                         NONE

       . Annual Contract  Fee (applies only to contracts of less than
         $10,000)                                                           $30

 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A % OF THE AVERAGE TOTAL VALUE OF THE CONTRACT)

       . Mortality and Expense Risk Charge                                 0.75%
       . Administrative Services Charge                                    0.25%
                                                                           -----
       . Total Annual Contract Charge                                      1.00%

  The annual contract expenses don't apply to amounts held in the fixed investment option.

 ANNUAL FUND EXPENSES (BASED ON % OF AVERAGE NET ASSETS)

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Note appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                              ----------------
                                                                                                  Total Fund      Total Fund
                                                 Investment  Distribution and  Other Operating    Operating       Operating
                                                 Management       Service       Expenses With   Expenses With  Expenses Absent
Fund Name                                           Fee        (12b-1) Fees     Reimbursement   Reimbursement   Reimbursement
---------                                        ----------  ----------------  ---------------  -------------  ---------------
JOHN HANCOCK VARIABLE SERIES
   TRUST I  (NOTE 1):
Equity Index...................................     0.13%           N/A              0.07%           0.20%           0.20%
Large Cap Value................................     0.75%           N/A              0.08%           0.83%           0.83%
Large Cap Growth...............................     0.38%           N/A              0.03%           0.41%           0.41%
Growth & Income................................     0.67%           N/A              0.05%           0.72%           0.72%
Fundamental Value * ...........................     0.89%           N/A              0.10%           0.99%           1.20%
Multi Cap Growth* .............................     0.93%           N/A              0.10%           1.03%           1.03%
Small/Mid Cap CORE (SM) .......................     0.80%           N/A              0.10%           0.90%           1.15%
Small/Mid Cap Growth...........................     0.97%           N/A              0.10%           1.07%           1.07%
Small Cap Equity...............................     0.90%           N/A              0.10%           1.00%           1.02%
Small Cap Growth...............................     1.05%           N/A              0.10%           1.15%           1.17%
International Equity Index.....................     0.17%           N/A              0.10%           0.27%           0.40%
International Opportunities ...................     1.14%           N/A              0.10%           1.24%           1.39%
Emerging Markets Equity .......................     1.52%           N/A              0.10%           1.62%           4.24%
Real Estate Equity.............................     1.00%           N/A              0.07%           1.07%           1.07%
Managed .......................................     0.67%           N/A              0.06%           0.73%           0.73%
Global Balanced ...............................     1.05%           N/A              0.10%           1.15%           1.36%
Short-Term Bond ...............................     0.60%           N/A              0.08%           0.68%           0.68%
                                                                                              ----------------

                                                                                              ----------------
                                                                                                  Total Fund      Total Fund
                                                 Investment  Distribution and  Other Operating    Operating       Operating
                                                 Management       Service       Expenses With   Expenses With  Expenses Absent
Fund Name                                           Fee        (12b-1) Fees     Reimbursement   Reimbursement   Reimbursement
---------                                        ----------  ----------------  ---------------  -------------  ---------------
JOHN HANCOCK VARIABLE SERIES
   TRUST I - CONTINUED (NOTE 1):
Bond Index.....................................     0.15%           N/A              0.09%           0.24%           0.24%
Active Bond ...................................     0.62%           N/A              0.05%           0.67%           0.67%
High Yield Bond ...............................     0.80%           N/A              0.10%           0.90%           1.00%
Global Bond ...................................     0.85%           N/A              0.10%           0.95%           0.95%
Money Market...................................     0.25%           N/A              0.07%           0.32%           0.32%
                                                                                              ----------------

NOTE TO ANNUAL FUND EXPENSES
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value Fund are calculated as if the current management fee schedule, which applies to this fund effective May 1, 2001, was in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets Equity, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

    * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

EXAMPLES

     The following examples illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes or any fees for optional benefit riders. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume fund expenses at rates set forth above for 2001, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

     If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, if you maintain your contract in force, or if you surrender ("turn in") your contact at the end of one of the applicable periods, you would pay:

--------------------------------------------------------------------------------
                                             1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
     Equity Index                              $12      $39      $ 67     $148
--------------------------------------------------------------------------------
     Large Cap Value                           $19      $58      $100     $217
--------------------------------------------------------------------------------
     Large Cap Growth                          $15      $45      $ 78     $171
--------------------------------------------------------------------------------
     Growth & Income                           $18      $55      $ 94     $205
--------------------------------------------------------------------------------
     Fundamental Value                         $20      $63      $108     $234
--------------------------------------------------------------------------------
     Multi Cap Growth                          $21      $64      $110     $238
--------------------------------------------------------------------------------
     Small/Mid Cap CORE(SM)                    $19      $60      $104     $224
--------------------------------------------------------------------------------
     Small/Mid Cap Growth                      $21      $65      $112     $242
--------------------------------------------------------------------------------
     Small Cap Equity                          $21      $63      $109     $235
--------------------------------------------------------------------------------
     Small Cap Growth                          $22      $68      $116     $250
--------------------------------------------------------------------------------
     International Equity Index                $13      $41      $ 71     $156
--------------------------------------------------------------------------------
     International Opportunities               $23      $71      $121     $260
--------------------------------------------------------------------------------
     Emerging Markets Equity                   $27      $82      $140     $297
--------------------------------------------------------------------------------
     Real Estate Equity                        $21      $65      $112     $242
--------------------------------------------------------------------------------
     Managed                                   $18      $55      $ 95     $206
--------------------------------------------------------------------------------
     Global Balanced                           $22      $68      $116     $250
--------------------------------------------------------------------------------
     Short-Term Bond                           $17      $54      $ 92     $201
--------------------------------------------------------------------------------
     Bond Index                                $13      $40      $ 69     $152
--------------------------------------------------------------------------------
     Active Bond                               $17      $53      $ 92     $200
--------------------------------------------------------------------------------
     High Yield Bond                           $19      $60      $104     $224
--------------------------------------------------------------------------------
     Global Bond                               $20      $62      $106     $230
--------------------------------------------------------------------------------
     Money Market                              $14      $42      $ 73     $161
--------------------------------------------------------------------------------

                                BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                 STARTING ON PAGE
  --------                                                                 ----------------
What is the contract?.............................................................   9

Who owns the contract?............................................................   9

Is the owner also the annuitant?..................................................   9

How can I invest money in a contract?.............................................   9

How will the value of my investment in the contract change over time? ............  10

What annuity benefits does the contract provide?..................................  11

To what extent can we vary the terms and conditions of the contracts? ............  11

What are the tax consequences of owning a contract?...............................  11

How can I change my contract's investment allocations? ...........................  12

What fees and charges will be deducted from my contract? .........................  14

How can I withdraw money from my contract?........................................  15

What happens if the annuitant dies before my contract's date of maturity? ........  16

Can I return my contract?.........................................................  16

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable" annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $2,000 to open an individual retirement account or $1,000 to begin the annuity direct deposit program. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

     You can purchase a contract by (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the MarketPlace Telesales Servicing Center (referred to as the "Servicing Center").

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

     You can make premium payments of up to $500,000 in any one contract year. The total of all new premium payments and transfers that you may allocate to any one variable investment option per contract year may not exceed $500,000 less any amount previously transferred into such variable investment option during that contract year. The total amount of premium payments and transfers that you may allocate to the fixed investment option per contract year may not exceed $100,000 (after the initial premium payment of up to $500,000) less any amount previously transferred into the fixed investment option during that contract year. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85/th/ birthday.

     We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

     Premium payments made by check or money order should be:

        .  drawn on a U.S. bank,

        .  drawn in U.S. dollars, and

        .  made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

     Premium payments after the initial premium payment should be sent to the Servicing Center at the address shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. In addition you can make payments automatically from your checking account via the annuity direct deposit program. You can find information about methods of premium payment by contacting your JHVLICO representative or by contacting the Servicing Center.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the Servicing Center.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 14.

     Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

     Under current practice, we credit interest to amounts allocated to the fixed investment option based on the size of the initial premium payment, We credit a higher rate for initial premium payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

     At any time before the date of maturity, the total value of your contract equals:

        .  the total amount you invested,

        .  minus all charges we deduct,

        .  minus all withdrawals you have made,

        . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

        . plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 19, for information about all of these choices you can make.

TO WHAT EXTENT CAN WE VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

        .  partial withdrawal (including systematic withdrawals),

        .  full withdrawal ("surrender"),

     . payment of any death benefit proceeds, and

     . periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     . the type of the distribution,

     . when the distribution is made, and.

     . the circumstances under which the payments are made

  If your contract is issued in connection with an individual retirement annuity plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, some retirement plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the Servicing Center.

  At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  Up to 12 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option. Transfers under our dollar-cost averaging program count toward the 12 transfers you are allowed each year.

  A number of restrictions apply to transfers in general.  You may not
                                                                   ---

     . transfer assets within 30 days prior to the contract's date of maturity,

     . transfer more than $500,000 in a contract year into any one variable investment option, without our prior approval,

     . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

     . make any transfer during the annuity period that would result in more than four investment options being used at once.

  In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may not
                                      ---

     . transfer assets to or from the fixed investment option during the annuity period,

     . transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

     . make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

     . transfer out of the fixed investment option more than once during a contract year and only on or within 30 days after the anniversary of your contract's issuance,

     . transfer or deposit money into the fixed investment option after the 10th contact year, or

     . transfer out of the fixed investment option, in any one contract year, more than the greater of 20% of your assets in the fixed investment option or $500.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Servicing Center at the one of the locations shown on page 2. Your request should include

     . your name,

     . daytime telephone number,

     . contract number,

     . the names of the investment options being transferred to and from each, and

     . the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the Servicing Center.

Telephone transfers

  Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The contracts are not designed for professional market timing organizations or other persons or other entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contract. On an annual basis, this charge equals 0.75% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our fixed investment option.)

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.25% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

  Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

   Prior to your contract's date of maturity, if the annuitant is living, you may:

.. surrender your contract for a cash payment of its "surrender value," or

.. make a partial withdrawal of the surrender value.

   The surrender value of a contract is the total value of a contract, minus the
                                                                       -----
annual contract fee and any applicable premium tax. We will determine the amount surrendered or withdrawn as of the date we receive your request at the Servicing Center.

   Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
21. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any portion taxable of the withdrawal taxable.

   We will deduct any partial withdrawal proportionally from each of your
                                         --------------
investment options based on the value in each, unless you direct otherwise.

   Without our prior approval, you may not make a partial withdrawal:

.. for an amount less than $100, or

.. if the remaining total value of your contract would be less than $1,000.

   A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

   You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plan

   Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. See "How will the value of my investment in the contract change over time?" beginning on page 10. The same tax consequences also generally will apply.

   The following conditions apply to systematic withdrawal plans:

.. you may elect the plan only if the total value of your contract equals
  $25,000 or more.

.. the amount of each systematic withdrawal must equal at least $100.

.. if the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

.. you may cancel the plan at any time.

  We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

  . you may elect the program only if the total value of your contract equals
    $20,000 or more.

  . the amount of each transfer must equal at least $250.

  . you may change your variable investment option allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

  . you may discontinue the program at any time.

  . the program continues until the earlier of (1) 12, 24, or 36 months
    (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers.

  . automatic transfers to or from the fixed investment option are not permitted.

  . we reserve the right to terminate the program at any time.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

  If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greater of:
                           -------

  . the total value of your contract, or

  . the total amount of premium payments made, minus any partial withdrawals.

  . We calculate the dealt benefit as of the day we receive, in proper order at the Servicing Center:

  . proof of the annuitant's death, and

  . any required instructions as to method of settlement.

  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 19.

CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to JHVLICO at the address shown on page 2.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION

    This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 9 through 16.

    CONTENTS OF THIS SECTION                                 STARTING ON PAGE
    Description of JHVLICO .................................       18

    Who should purchase a contract .........................       18

    How we support the variable investment options .........       18

    The accumulation period ................................       18

    The annuity period .....................................       19

    Variable investment option valuation procedures ........       20

    Distribution requirements following death of owner .....       20

    Miscellaneous provisions ...............................       21

    Tax information ........................................       21

    Performance information ................................       24

    Reports ................................................       25

    Voting privileges ......................................       25

    Certain changes ........................................       25

    Distribution of contracts ..............................       26

    Experts ................................................       26

    Registration statement .................................       26

    Condensed financial information ........................       27

DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company organized, in 1979, under the
laws of the Commonwealth of Massachusetts.   We have authority to transact
business in all states, except New York. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. At year end 2001, John Hancock's assets were approximately $81 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation.

  It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

.. traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code; and

.. non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
  Section 408A of the Code.

  We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. We provide general federal income tax information for contracts beginning on page 21.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

              ----------------------------------------------------
              dollar amount of transaction
                                   DIVIDED BY
              value of one accumulation unit for the applicable variable investment option at the time of such transaction
              ----------------------------------------------------

  The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

              ----------------------------------------------------
              number of accumulation units in the variable
              investment options
                                     TIMES
              value of one accumulation unit for the applicable
              variable investment option that time
              ----------------------------------------------------

Your value in the fixed investment option

  On any date, the total value of your contract in the fixed investment option equals:

     . the amount of premium payments or transferred amounts allocated to the fixed investment option, minus
                                    -----

     . the amount of any withdrawals or transfers paid out of the fixed investment option, plus
                          ----

     . interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, minus
       -----

     . the amount of any charges and fees deducted from fixed investment option.

 THE ANNUITY PERIOD

Date of maturity

  Your contract specifies the annuitant's 85/th/ birthday as the date of maturity, when payments from one of our annuity options are scheduled to begin. You may subsequently elect a different date of maturity. Unless we otherwise permit, a new selection must be:

.. at least 12 months after the date the first premium payment is applied to your contract and

.. no later than the annuitant's 85/th/ birthday.

  The Servicing Center must receive your new selection at least 31 days prior to the new date of maturity. Also, if you are selecting or changing your date of maturity for a contract issued under an IRA, special limits apply. (See "Contracts purchased for IRAs," beginning on page 23.)

Choosing fixed or variable annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for each variable investment option.
                                 ----

  We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

  Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 20).

  Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

  If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

  Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

.. you have not made an election prior to the annuitant's death;

.. the beneficiary is entitled to payment of a death benefit of at least
  $5,000 in a single sum; and

.. the beneficiary notifies us of the election prior to the date the proceeds become payable.

  You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

   Here's how it works:

.. we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

.. if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

.. if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

  Assumed investment rate: The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

  You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

  The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of:

.. the applicable fixed annuity purchase rate shown in the appropriate table in in the contract; or

.. the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

  Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

  Federal income tax requirements currently applicable to contracts used with individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  If the payee is more than 85 years old on the date of maturity, the following two options are not available:

.. Option A:  "life annuity with 5 years guaranteed" and

.. Option B:  "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading.
 Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax-qualified plan (as that term
             ---
is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box on the following page. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

.. if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

.. if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the entire interest (as discussed below) in the contract on the date of your death must be:

     (1) paid out in full within five years of your death or

     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death

.. If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable.

.. If you are the owner but not the last surviving annuitant, the entire interest equals:

     (1) the surrender value if paid out in full within five years of your death, or

     (2) the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

.. any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
--------------------------------------------------------------------------------

  The Code imposes very similar distribution requirements on contracts used to fund individual retirement annuity plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

  Notice of the death of an owner or annuitant should be furnished promptly to the Servicing Center.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Servicing Center. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

     . the rights of any assignees of record,

     . the any action taken prior to receipt of the notice, and

     . certain other conditions.

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

   Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

   Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

   Surrenders, withdrawals and death benefits

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

  All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

  Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

   Penalty for premature withdrawals

  The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

   Puerto Rico annuity contracts not purchased to fund a tax qualified plan

  Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully
recovered.  Thereafter, all distributions are fully taxable.   Distributions
after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified
Contract is included in gross income.   Puerto Rico does not currently impose an
early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

  Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for IRAs

   Traditional IRAs

  Annual contribution limit.  A traditional individual retirement annuity (as
  -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

.. 100% of compensation includable in your gross income, or

.. the IRA annual limit for that tax year.  For tax years beginning in 2002, 2003
  2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  Catch-Up Contributions.  An IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase an IRA contract for the benefit of your
  -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

  Deductibility of contributions.  You may be entitled to a full deduction, a
  ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

  The amount of your deduction is based on the following factors:

.. whether you or your spouse is an active participant in an employer sponsored retirement plan,

.. your federal income tax filing status, and

.. your "Modified Adjusted Gross Income."

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  Distributions.   In general, all amounts paid out from a traditional IRA
  -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

  Roth IRAs

  Annual contribution limit.  A Roth IRA is a type of non-deductible IRA.  In
  -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  Catch-Up Contributions.  A Roth IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase a Roth IRA contract for the benefit of
  -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

  Distributions. If you hold your Roth IRA for at least five years the payee
  -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth IRA,
  ------------------------
unless

.. you have adjusted gross income over $100,000, or

.. you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

   Tax-free rollovers to and from IRAs

  For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

.. a traditional IRA to another traditional IRA,

.. a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

.. a traditional IRA to a Roth IRA, subject to special restrictions discussed above.

  In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

     Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

   Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for IRAs" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal (and Puerto Rico) income tax consequences to owners of and payees under contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of Federal estate and gift tax or state tax consequences. The rules under the Code governing IRAs are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls.
 For further information, you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level"
performance.   In our

Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

  At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

.. the administrative charge, and

.. the annual contract fee.

  Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax .

REPORTS

  At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

  At meetings of the Series Fund's shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

  We reserve the right, subject to applicable law, including any required shareholder approval,

.. to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

.. to add or delete variable investment options,

.. to change the underlying investment vehicles,

.. to operate the Account in any form permitted by law, and

.. to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

  We may allow a reduction in or the elimination of any contract charges. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

  The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

.. the size of the initial premium payment,

.. the size of the group or class,

.. the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

.. the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

.. the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

.. the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

  We will make any reduction in charges according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly
discriminatory to the interests of any owner.    Any variation in charges or
fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117.
 Signator is a subsidiary of John Hancock.

EXPERTS

  Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                                    page of SAI
DISTRIBUTION .................................................            2
CALCULATION OF PERFORMANCE DATA ..............................            2
OTHER PERFORMANCE INFORMATION ................................            7
CALCULATION OF ANNUITY PAYMENTS ..............................            7
ADDITIONAL INFORMATION
 ABOUT DETERMINING
 UNIT VALUES .................................................           10
PURCHASES AND
  REDEMPTIONS OF FUND SHARES .................................           11
THE ACCOUNT ..................................................           11
DELAY OF CERTAIN PAYMENTS ....................................           11
LIABILITY FOR TELEPHONE TRANSFERS ............................           12
VOTING PRIVILEGES ............................................           13
FINANCIAL STATEMENTS .........................................           14

                         CONDENSED FINANCIAL INFORMATION
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I


  The following table provides selected data for Marketplace accumulation shares for each period shown. Each period begins on January 1, except that the first year of operation of an investment option begins on the date shown in the Notes at the end of this table.


                                                                  Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                                 December 31,  December 31,  December 31, December 31,  December 31,
                                                                    2001          2000          1999         1998          1997
                                                                 ------------  ------------  ------------  -----------  ------------
EQUITY INDEX
 Accumulation share value:
  Beginning of period (Note 1) ..................................  $  16.71      $  18.57      $ 15.494      $ 12.184    $  10.000
  End of period .................................................  $  14.56      $  16.71      $  18.57      $ 15.494    $  12.184
 Number of Accumulation Shares outstanding at end of period .....    39,664        45,245        44,600        36,621        9,924
 GROWTH & INCOME
 Accumulation share value:
  Beginning of period (Note 1) ..................................  $  15.50      $  18.01      $ 15.653      $ 12.139    $  10.000
  End of period .................................................  $  12.97      $  15.50      $  18.01      $ 15.653    $  12.139
 Number of Accumulation Shares outstanding at end of period .....    24,283        37,549        49,910        52,307       20,708
LARGE CAP VALUE
 Accumulation share value:
 Beginning of period (Note 1) ...................................  $  15.01      $  13.42      $ 13.122      $ 11.131    $  10.000
  End of period .................................................  $  15.04      $  15.01      $  13.42      $ 13.122    $  11.131
 Number of Accumulation Shares outstanding at end of period .....    13,960        13,909         9,899        10,820      701,999
LARGE CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1) ...................................  $  16.80      $  20.67      $ 16.825      $ 12.181    $  10.000
  End of period .................................................  $  13.72      $  16.80      $  20.67      $ 16.825    $  12.181
 Number of Accumulation Shares outstanding at end of period .....    17,080        19,270        18,468        17,430        3,583
FUNDAMENTAL VALUE
 Accumulation share value:
 Beginning of period ............................................  $  10.00            --            --            --           --
  End of period (Note 3) ........................................  $   9.37            --            --            --           --
 Number of Accumulation Shares outstanding at end of period .....    15,826            --            --            --           --
MULTI CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1) ...................................  $  24.55      $  38.67      $  17.89      $  10.17    $   10.00
  End of period .................................................  $  15.33      $  24.55      $  38.67      $  17.89    $   10.17
 Number of Accumulation Shares outstanding at end of period .....    16,691        18,924        22,901         4,598        4,484
SMALL/MID CAP CORE
 Accumulation share value:
 Beginning of period (Note 2) ...................................  $  13.23      $  12.77      $ 10.669      $ 10.000           --
  End of period .................................................  $  13.17      $  13.23      $  12.77      $ 10.669           --
 Number of Accumulation Shares outstanding at end of period .....       729         1,384           309             0           --
SMALL/MID CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1) ...................................  $  14.09      $  13.02      $ 12.516      $ 11.971    $  10.000
  End of period .................................................  $  14.35      $  14.09        $13.02      $ 12.516    $  11.971
 Number of Accumulation Shares outstanding at end of period .....     6,468         3,076         2,714         2,099          798
SMALL CAP EQUITY
 Accumulation share value:
 Beginning of period (Note 1) ...................................  $  10.18      $  11.29      $ 11.808      $ 12.683    $  10.000
  End of period .................................................  $   9.70      $  10.18      $  11.29      $ 11.808    $  12.683
 Number of Accumulation Shares outstanding at end of period .....     7,668         6,416         5,742         7,492        3,877

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                              December 31, December 31, December 31, December 31, December 31,
                                                                  2001         2000         1999         1998         1997
                                                              ------------ ------------ ------------ ------------ ------------
SMALL CAP GROWTH
 Accumulation share value:
  Beginning of period (Note 1) ...............................  $  19.16     $  24.63    $  14.599   $   12.880   $   10.000
  End of period ..............................................  $  16.57     $  19.16    $   24.63   $   14.599   $   12.880
 Number of Accumulation Shares outstanding at end
    of period.................................................     8,950        9,916        8,437        4,165        1,210
INTERNATIONAL EQUITY INDEX
 Accumulation share value:
  Beginning of period (Note 1)................................  $  12.20     $  14.92    $  11.519   $    9.629   $   10.000
  End of period ..............................................  $   9.63     $  12.20    $   14.92   $   11.519   $    9.629
 Number of Accumulation Shares outstanding at end
    of period ................................................     4,360        4,836        6,545        2,769          794
INTERNATIONAL OPPORTUNITIES
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  12.67     $  15.30    $  11.530   $   10.047   $   10.000
  End of period ..............................................  $   9.92     $  12.67    $   15.30   $   11.530   $   10.047
 Number of Accumulation Shares outstanding at end
    of period ................................................     6,387        5,764        2,965        2,004        1,014
EMERGING MARKETS EQUITY
 Accumulation share value:
 Beginning of period Note 2) .................................  $   9.88     $  16.64    $  9.2690   $   10.000           --
  End of period ..............................................  $   9.43     $   9.88    $   16.64   $    9.269           --
 Number of Accumulation Shares outstanding at end
    of period ................................................     1,124        1,788        1,960            0           --
REAL ESTATE EQUITY
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  12.49     $   9.54    $    9.80   $    11.88   $    10.00
  End of period ..............................................  $  13.08     $  12.49    $    9.54   $     9.80   $    11.88
 Number of Accumulation Shares outstanding at end
    of period ................................................     9,144        7,641        4,942        7,624        2,221
MANAGED
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  14.60     $  14.75    $  13.653   $   11.452   $   10.000
  End of period ..............................................  $  14.05     $  14.60    $   14.75   $   13.653   $   11.452
 Number of Accumulation Shares outstanding at end
    of period ................................................     8,098        9,035        9,282       14,160        3,297
GLOBAL BALANCED
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  11.26     $  12.51    $  12.024   $   10.293   $   10.000
  End of period ..............................................  $  10.43     $  11.26    $   12.51   $   12.024   $   10.293
 Number of Accumulation Shares outstanding at end
    of period ................................................     1,438        1,442        1,534          666          395
SHORT-TERM BOND
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  11.92     $  11.15    $  10.939   $   10.442   $   10.000
  End of period ..............................................  $  12.76     $  11.92    $   11.15   $   10.939   $   10.442
 Number of Accumulation Shares outstanding at end
    of period ................................................     5,423        5,031        5,371        9,164        4,922
BOND INDEX
 Accumulation share value:
 Beginning of period (Note 2) ................................  $  10.69     $   9.65    $  10.007   $   10.000           --
  End of period ..............................................  $  11.40     $  10.69    $    9.65   $   10.007           --
 Number of Accumulation Shares outstanding at end
    of period ................................................     4,168        3,840        1,274            0           --
 ACTIVE BOND
 Accumulation share value:
 Beginning of period (Note 1) ................................  $  12.41     $  11.35    $  11.570   $   10.797   $   10.000
  End of period ..............................................  $  13.20     $  12.41    $   11.35   $   11.570   $   10.797
 Number of Accumulation Shares outstanding at end
    of period ................................................    10,733       15,416       21,925       28,119        4,395
HIGH YIELD BOND
 Accumulation share value:
 Beginning of period (Note 2) ................................  $   9.09     $  10.29    $   9.890   $   10.000           --
  End of period ..............................................  $   9.19     $   9.09    $   10.29   $   $9.890           --
 Number of Accumulation Shares outstanding at end
    of period ................................................       311          251          273            0           --

                                                                    Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                                   December 31, December 31, December 31, December 31,  December 31,
                                                                      2001         2000         1999         1998          1997
                                                                  ------------ ------------ ------------ ------------  ------------
GLOBAL BOND
 Accumulation share value:
 Beginning of period (Note 1) ....................................     $ 12.45     $  11.22      $ 11.587     $ 11.722      $ 10.000
  End of period ..................................................     $ 12.14     $  12.45      $  11.22     $ 11.587      $ 11.722
 Number of Accumulation Shares outstanding at end of period.......       2,300       10,887        11,549       11,999         5,762
  MONEY MARKET
 Accumulation share value:
 Beginning of period (Note 1) ....................................     $ 11.77     $  11.18      $ 10.749     $ 10.296      $ 10.000
  End of period ..................................................     $ 12.11     $  11.77      $  11.18     $ 10.749      $ 10.296
 Number of Accumulation Shares  outstanding at end of period......      61,795       71,543        63,854       73,430        40,495

  (1) Values shown for 1997 begin on May 1, 1997.
  (2) Values shown for 1998 begin on November 30, 1998.
  (3) Values shown for 2001 begin on May 1, 2001.

                           Prospectus dated May 1, 2002
   --------------------------------------------------------------------------
                                eVARIABLE ANNUITY
   --------------------------------------------------------------------------
           an individual deferred variable annuity contract issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
                     John Hancock Variable Annuity Account I

     The contract enables you to earn investment based returns in the following variable investment options:

--------------------------------------------------------------------------------
  Variable Investment Option           Managed by
  --------------------------           ----------
  Equity Index........................ SSgA Funds Management, Inc.
  Large Cap Value..................... T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM)............ Goldman Sachs Asset Management
  Large Cap Aggressive Growth......... Alliance Capital Management L.P.
  Fundamental Value................... Wellington Management Company, LLP
  Multi Cap Growth.................... Janus Capital Management LLC
  Small/Mid Cap CORE(SM).............. Goldman Sachs Asset Management
  Small/Mid Cap Growth ............... Wellington Management Company, LLP
  Small Cap Equity.................... Capital Guardian Trust Company
  Small Cap Value .................... T. Rowe Price Associates, Inc.
  Small Cap Growth ................... John Hancock Advisers, LLC
  AIM V.I. Premier Equity............. A I M Advisors, Inc.
  AIM V.I. Capital Development ....... A I M Advisors, Inc.
  Fidelity VIP Growth................. Fidelity Management & Research Company
  Fidelity VIP Contrafund(R).......... Fidelity Management & Research Company
  MFS Investors Growth Stock.......... MFS Investment Management(R)
  MFS Research........................ MFS Investment Management(R)
  MFS New Discovery................... MFS Investment Management(R)
  International Opportunities......... T. Rowe Price International, Inc.
  Fidelity VIP Overseas .............. Fidelity Management & Research Company
  Emerging Markets Equity ............ Morgan Stanley Investment Management Inc.
  Janus Aspen Worldwide Growth ....... Janus Capital Management LLC
  V.A. Financial Industries .......... John Hancock Advisers, LLC
  Janus Aspen Global Technology ...... Janus Capital Management LLC
  Global Balanced .................... Capital Guardian Trust Company
  Short-Term Bond .................... Independence Investment LLC
  Active Bond......................... John Hancock Advisers, LLC
  V.A. Strategic Income............... John Hancock Advisers, LLC
  High Yield Bond..................... Wellington Management Company, LLP
  Global Bond ........................ Capital Guardian Trust Company
  Money Market ....................... Wellington Management Company, LLP
--------------------------------------------------------------------------------

    The contract is not a deposit or obligation of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. It involves investment risks including the possible loss of principal.

     The variable investment options shown above are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Shares) and Variable Insurance Products Fund II (Service Shares), the Janus Aspen Series (Service Shares), and the MFS Variable Insurance Trust (Initial Class) (together, the "Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as funds. In the prospectuses for the Series Funds, the investment options may be referred to as "funds," "portfolios" or "series."

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Linked to the end of this prospectus is a prospectus for each Series Fund. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown above.



                                   Issued by:

                  John Hancock Variable Life Insurance Company

                               John Hancock Place

                                Boston, MA 02117


  Electronic Servicing Center:          Administrative Servicing Office:

URL: http://www.AnnuityNet.com          John Hancock Variable Life Insurance
                                        Company
                                        P.O. Box 62137
                                        Baltimore, MD 21264-2137




  ****************************************************************************

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     . The beginning of the prospectus is referred to as the "Cover Pages."

     . The first section following the Cover Pages contains an "Index of Key
       Words."

     . Behind the index is the "Fee Table." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "Basic Information." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "Additional Information." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

     . "Condensed Financial Information" follows the "Additional
       Information." This gives some basic information about the size and past performance of the variable investment options.

The Series Funds' prospectuses are linked to the end of this prospectus. You should save these prospectuses for future reference.


--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

    This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

         We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2002. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. The Statement is also available through the SEC's website at http://www.sec.gov. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents at the end of this prospectus.

         The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
--------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

     We define or explain each of the following key words used in this prospectus either in the Cover Pages, as answers to the Questions in the Basic Information portion of the prospectus or in one of the sections of the Additional Information ("AI") portion of the prospectus, as shown below:

  Key Words                                           Where to Look

  Administrative Servicing Office .....................Cover Pages
  Annuity direct deposit program ......................Question 4.
  Accumulation units........................................AI - 4
  Annuitant............................................Question 3.
  Annuity payments..........................................AI - 5
  Annuity period.......................................Question 7.
  Contract year........................................Question 1.
  Date of issue........................................Question 1.
  Date of maturity.....................................Question 1.
  Electronic Servicing Center..........................Question 5.
  Funds................................................Cover Pages
  Premium payments.....................................Question 4.
  Surrender...........................................Question 11.
  Surrender value.....................................Question 11.
  Total value of your contract.........................Question 6.
  Variable investment options..........................Cover Pages
  Withdrawal..........................................Question 11.

                                    FEE TABLE

     The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

Contractowner Transaction Expenses

     .    Maximum Withdrawal Charge                              None

     .    Annual Contract Fee                                    None

Separate Account Annual Expenses (as a % of the average total value of the contract)

     .    Asset-Based Charge                                     0.65%

Annual Fund Expenses (based on % of average net assets)

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                      -------------
                                                                                                       Total Fund      Total Fund
                                                      Investment  Distribution and  Other Operating     Operating       Operating
                                                      Management      Service        Expenses With    Expenses With  Expenses Absent
Fund Name                                                Fee       (12b-1) Fees      Reimbursement    Reimbursement   Reimbursement
---------                                             ----------  ----------------  ---------------   -------------  ---------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I (NOTE 1):
Equity Index . . . . . . . . . . . . . . . . . . . .     0.13%           N/A              0.07%           0.20%            0.20%
Large Cap Value. . . . . . . . . . . . . . . . . . .     0.75%           N/A              0.08%           0.83%            0.83%
Large Cap Value CORE (SM)  . . . . . . . . . . . . .     0.75%           N/A              0.10%           0.85%            0.88%
Large Cap Aggressive Growth. . . . . . . . . . . . .     0.87%           N/A              0.10%           0.97%            1.06%
Fundamental Value *. . . . . . . . . . . . . . . . .     0.89%           N/A              0.10%           0.99%            1.20%
Multi Cap Growth*. . . . . . . . . . . . . . . . . .     0.93%           N/A              0.10%           1.03%            1.03%
Small/Mid Cap CORE (SM)  . . . . . . . . . . . . . .     0.80%           N/A              0.10%           0.90%            1.15%
Small/Mid Cap Growth . . . . . . . . . . . . . . . .     0.97%           N/A              0.10%           1.07%            1.07%
Small Cap Equity . . . . . . . . . . . . . . . . . .     0.90%           N/A              0.10%           1.00%            1.02%
Small Cap Value. . . . . . . . . . . . . . . . . . .     0.95%           N/A              0.10%           1.05%            1.08%
Small Cap Growth . . . . . . . . . . . . . . . . . .     1.05%           N/A              0.10%           1.15%            1.17%
International Opportunities. . . . . . . . . . . . .     1.14%           N/A              0.10%           1.24%            1.39%
Emerging Markets Equity. . . . . . . . . . . . . . .     1.52%           N/A              0.10%           1.62%            4.24%
Global Balanced. . . . . . . . . . . . . . . . . . .     1.05%           N/A              0.10%           1.15%            1.36%
Short-Term Bond. . . . . . . . . . . . . . . . . . .     0.60%           N/A              0.08%           0.68%            0.68%
Active Bond. . . . . . . . . . . . . . . . . . . . .     0.62%           N/A              0.05%           0.67%            0.67%
High Yield Bond. . . . . . . . . . . . . . . . . . .     0.80%           N/A              0.10%           0.90%            1.00%
Global Bond. . . . . . . . . . . . . . . . . . . . .     0.85%           N/A              0.10%           0.95%            0.95%
Money Market . . . . . . . . . . . . . . . . . . . .     0.25%           N/A              0.07%           0.32%            0.32%
                                                                                                      -------------

                                                                                          -------------
                                                                                           Total Fund      Total Fund
                                        Investment   Distribution and   Other Operating     Operating       Operating
                                        Management         Sevice         Expenses With   Expenses With  Expenses absent
Fund Name                                  Fee          (12b-1) Fees      Reimbursement   Reimbursement   Reimbursement
---------                               ----------   ----------------   ---------------   -------------   -------------
John Hancock Declaration Trust
   (Note 2):
V.A. Financial Industries .............   0.80%             N/A                0.09%           0.89%          0.89%
V.A. Strategic Income .................   0.60%             N/A                0.10%           0.70%          0.70%

AIM Variable Insurance Funds -
   Series I Shares:
AIM V.I. Premier Equity Fund* * .......   0.60%             N/A                0.25%           0.85%          0.85%

AIM Variable Insurance Funds -
   Series II Shares:
AIM V.I. Capital Development Fund .....   0.75%             0.25%              0.41%           1.41%          1.41%

Variable Insurance Products Fund
   - Service Class (Note 3):
Fidelity VIP Growth ...................   0.58%             0.10%              0.10%           0.78%          0.78%
Fidelity VIP Overseas .................   0.73%             0.10%              0.20%           1.03%          1.03%

Variable Insurance Products Fund
   II - Service Class (Note 3):
Fidelity VIP Contrafund(R) ............   0.58%             0.10%              0.10%           0.78%          0.78%

MFS Variable Insurance Trust -
   Initial Class Shares (Note 4):
MFS Investors Growth Stock ............   0.75%             N/A                0.17%           0.92%          0.92%
MFS Research ..........................   0.75%             N/A                0.15%           0.90%          0.90%
MFS New Discovery .....................   0.90%             N/A                0.16%           1.06%          1.09%

Janus Aspen Series - Service Shares
   Class (Note 5):
Janus Aspen Worldwide Growth ..........   0.65%             0.25%              0.04%           0.94%          0.94%
Janus Aspen Global Technology .........   0.65%             0.25%              0.05%           0.95%          0.95%
                                                                                          -------------


Notes to Annual Fund Expenses

  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value and Small Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets Equity, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE (SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

  (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. John Hancock Advisers, LLC has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2003.

  * * AIM V.I. Premier Equity Fund was formerly "AIM V.I. Value Fund."

  (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expense. In addition, through rearrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be dis-continued at any time.

  (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 0.90% for MFS Investors Growth Stock, 0.89% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Fund, such that the fund's "Other Expenses" (after taking into account the expense offset arrangement described above) does not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the fund.


  (5) Percentages shown for the Janus Aspen funds are based upon expenses for the year ended December 31, 2001. Expenses are shown without the effect of any expense offset arrangement.

Examples

     The following examples illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes or any fees for optional benefit riders. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume fund expenses at rates set forth above for 2001 for total fund operating expenses with reimbursement.

     If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, if you maintain your contract in force, or if you surrender ("turn in") your contact at the end of one of the applicable periods, you would pay:

-----------------------------------------------------------------------------------
                                               1 Year  3 Years  5 Years   10 Years

-----------------------------------------------------------------------------------
      Equity Index                              $ 9      $27     $ 47       $105
-----------------------------------------------------------------------------------
      Large Cap Value                           $15      $47     $ 81       $177
-----------------------------------------------------------------------------------
      Large Cap Value CORE(SM)                  $15      $47     $ 82       $179
-----------------------------------------------------------------------------------
      Large Cap Aggressive Growth               $16      $51     $ 88       $192
-----------------------------------------------------------------------------------
      Fundamental Value                         $17      $52     $ 89       $194
-----------------------------------------------------------------------------------
      Multi Cap Growth                          $17      $53     $ 91       $199
-----------------------------------------------------------------------------------
      Small/Mid Cap CORE(SM)                    $16      $49     $ 84       $185
-----------------------------------------------------------------------------------
      Small/Mid Cap Growth                      $17      $54     $ 93       $203
-----------------------------------------------------------------------------------
      Small Cap Equity                          $17      $52     $ 90       $195
-----------------------------------------------------------------------------------
      Small Cap Value                           $17      $54     $ 92       $201
-----------------------------------------------------------------------------------
      Small Cap Growth                          $18      $57     $ 97       $212
-----------------------------------------------------------------------------------
      AIM V.I. Premier Equity                   $15      $47     $ 82       $179
-----------------------------------------------------------------------------------
      AIM V.I. Capital Development              $21      $65     $111       $239
-----------------------------------------------------------------------------------
      Fidelity VIP Growth                       $15      $45     $ 78       $171
-----------------------------------------------------------------------------------
      Fidelity VIP Contrafund(R)                $15      $45     $ 78       $171
-----------------------------------------------------------------------------------
      MFS Investors Growth Stock                $16      $50     $ 86       $187
-----------------------------------------------------------------------------------
      MFS Research                              $16      $49     $ 84       $185
-----------------------------------------------------------------------------------
      MFS New Discovery                         $17      $54     $ 93       $202
-----------------------------------------------------------------------------------
      International Opportunities               $19      $59     $102       $221
-----------------------------------------------------------------------------------
      Fidelity VIP Overseas                     $17      $53     $ 91       $199
-----------------------------------------------------------------------------------
      Emerging Markets Equity                   $23      $71     $122       $261
-----------------------------------------------------------------------------------
      Janus Aspen Worldwide Growth              $16      $50     $ 87       $189
-----------------------------------------------------------------------------------
      V.A. Financial Industries                 $16      $49     $ 84       $183
-----------------------------------------------------------------------------------
      Janus Aspen Global Technology             $16      $50     $ 87       $190
-----------------------------------------------------------------------------------
      Global Balanced                           $18      $57     $ 97       $212
-----------------------------------------------------------------------------------
      Short-Term Bond                           $14      $42     $ 73       $160
-----------------------------------------------------------------------------------
      Active Bond                               $13      $42     $ 72       $159
-----------------------------------------------------------------------------------
      V.A. Strategic Income                     $14      $43     $ 74       $162
-----------------------------------------------------------------------------------
      High Yield Bond                           $16      $49     $ 84       $185
-----------------------------------------------------------------------------------
      Global Bond                               $16      $50     $ 87       $190
-----------------------------------------------------------------------------------
      Money Market                              $10      $31     $ 54       $119
-----------------------------------------------------------------------------------

                                BASIC INFORMATION

     This "Basic Information" portion of the prospectus provides answers to commonly asked questions about the contract.

1. What is the contract?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

2. Who owns the contract?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

3. Is the owner also the annuitant?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

4. How can I invest money in a contract?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $2,000 to open an individual retirement account or $1,000 to begin the annuity direct deposit program. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $100, except that you may make subsequent premium payments for as low as $50 if you are participating in our annuity direct deposit program.

Applying for a contract

     You can purchase a contract by (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the Administrative Servicing Office shown on the Cover Pages.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     We will not issue a contract if the proposed annuitant is age 85 or older.

Limits on premium payments

     You can make premium payments of up to $1,000,000 in any one contract year. Under our current administrative rules, the total of all new premium payments that you may allocate into any one variable investment option may not exceed $500,000, less any amount you previously transferred into that variable investment option during that year. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85/th/ birthday. We may waive either of these limits, however.

     We may also impose limits on the amount of premium payments that you can allocate to any one variable investment option in any one contract year, but we currently do not do so.

Ways to make premium payments

     Premium payments made by check or money order should be:

            . drawn on a U.S. bank,

            . drawn in U.S. dollars, and

            . made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

     Premium payments should be sent to the Administrative Servicing Office. We will accept your initial premium payment by exchange from another insurance company. In addition you can make payments automatically from your checking account via the annuity direct deposit program. You can find information about methods of premium payment by contacting the Electronic Servicing Center or by writing to our Administrative Servicing Office.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the Administrative Servicing Office. From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the variable investment options you've elected. Special investment rules apply to premiums received during the right to cancel period. (See Question 14. "Can I return my contract?")

5. What is the Electronic Servicing Center?

     We maintain an Electronic Servicing Center specifically for this contract to provide variable annuity contract information and other information to current and prospective owners, and to permit various transactions to be performed electronically. The Electronic Servicing Center also contains detailed instructions on how to initiate transactions, such as transferring value among variable investment options, changing the annuitant, beneficiary or owner, withdrawing value from a contract, changing the date of maturity or annuity option, and reporting a death claim. These instructions must be followed and may contain a requirement for you to fax or mail a document with your signature to our Administrative Servicing Office or to a different address. Electronic requests for transactions that require a signature will not be processed.

     For security, you will select a Personal Identification Number (PIN) or password to access information through the Electronic Servicing Center. You are responsible for any use of this PIN or password.

     The current Universal Resource Locator (or "URL") for the Electronic Service Center is http:// www.AnnuityNet.com. The current address for our Administrative Servicing Office is shown on the Cover Pages.

If we should change the Electronic Servicing Center or our Administrative Servicing Office, we will notify you in writing or by transmitting an e-mail message to your last known e-mail address.

     If you agree, our Electronic Servicing Center will deliver all notices, documents, and other information relating to your policy to your e-mail address or, in some cases, to your personal account folder located at the Electronic Servicing Center, until you revoke this consent. Examples of the electronic documents we will deliver include: the contract, prospectuses, transaction confirmation statements and other information. We reserve the right, however, to deliver documents to you on paper at any time should the need arise.

     To view, download, or print electronic documents, you must have access to the Internet, maintain a valid e-mail address, and install Adobe Acrobat Reader on your computer.

     We do not currently charge a fee for providing electronic documents; however, you may incur Internet access charges, telephone charges, and other third party charges when receiving electronic documents or downloading required software. Your ability to access or transact business on the Electronic Servicing Center may be limited due to circumstances beyond our control, such as system outages.

     You may revoke your consent to further delivery of electronic documents at any time by writing to our Administrative Servicing Office.

     You may obtain a paper copy of documents relating to your contract by writing to our Administrative Servicing Office. Please indicate which documents you want to receive on paper and provide us with your mailing address. We may charge a fee for producing paper copies of documents that have been delivered to you electronically.

     You may update your e-mail address by contacting the Electronic Servicing Center.

     We permit certain transactions to be initiated through the Electronic Servicing Center, subject to the following conditions:

..    We will not process e-mailed requests for transactions under the contract for which we require a signature.

..    We and our agents can act on all instructions received with respect to your application and your contract when your password is used. Our sole responsibility is to execute the instructions received. All instructions using your personal account number and password are deemed sent by you.

..    We and our agents are only responsible for executing instructions that are received and acknowledged by the Electronic Service Center. We will notify you by transmitting an e-mail message to your last known e-mail address.

..    You are responsible for keeping your password confidential. You must notify us and our agents of:

..    Any loss or theft of your password and/or personal account number; or

..    Any unauthorized use of your password or personal account information; or

..    Any failure by you to receive a message that an order entered through the website order system has been received and/or executed through the order system; or

..    Any failure by you to receive accurate written confirmation of an order or its execution within (3) business days after placing the order through the website order system.

6.  How will the value of my investment in the contract change over time?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, and except for the special procedures we follow during the right to cancel period, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares. We describe our special procedures during the right to cancel period in the Allocation of premium payments section under Question 10.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Table section of this prospectus. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under Question 11. "What fees and charges will be deducted from my contract?"

     At any time before the date of maturity, the total value of your contract equals

          .    the total amount you invested,

          .    minus all charges we deduct,

          .    minus all withdrawals you have made, and

          . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option.

7.  What annuity benefits does a contract provide?

     If your contract is still in effect on its date of maturity, it enters the annuity period. During the annuity period, we make a series of variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review section AI-5 "The annuity period" in the Additional Information portion of this prospectus, for information about all of these choices you can make.

8.  To what extent can we vary the terms and conditions of the contracts?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

9.  What are the tax consequences of owning a contract?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

          .    partial withdrawal (including systematic withdrawals),

          .    full withdrawal ("surrender"),

          .    payment of any death benefit proceeds, and

          .    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

          .    the type of the distribution,

          .    when the distribution is made, and

          .    the circumstances under which the payments are made.

     If your contract is issued in connection with a traditional individual retirement annuity plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, some retirement plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     The favorable tax benefits available for annuity contracts issued in connection with an individual retirement annuity plan or other tax-qualified retirement plan, are also generally available for other types of investments of tax-qualified plans, such as investments in mutual funds, equities and debt instruments. You should carefully consider whether the expenses under an annuity contract issued in connection with a tax-qualified plan, and the investment options, death benefits and lifetime annuity income options provided under such an annuity contract, are suitable for your needs and objectives.

10. How can I change my contract's investment allocations?

Allocation of premium payments

     When you apply for your contract, you specify the variable investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time by sending us acceptable notice through our Electronic Servicing Center or by writing to our Administrative Servicing Office. Any change in allocation will be effective as of our receipt of your request. All percentages that you select must be in whole numbers.

     Premium payments received prior to the expiration of the right to cancel period will automatically be allocated to the Money Market variable investment option. The portion of the Money Market variable investment option attributable to such payments will be reallocated automatically among the variable investment options you have chosen upon the expiration of the right to cancel period. Premium payments received after the expiration of the right to cancel period will be allocated among the variable investment options you have chosen as soon as they are processed. We describe the right to cancel period following Question
14. "Can I return my contract?"

     Currently, we do not impose a limit on the number of variable investment options that you may use at any one time or over the life of your contract, although we reserve the right to do so in the future.

Transferring your assets

     Under our current procedures, you may transfer, free of charge, all or part of the assets in one variable investment option to any other variable investment option up to 12 times a year. We reserve the right to assess a charge of up to $25 on any transfer beyond the first 12 transfers per year or to reject any transfer request after that.

     You may not, however, transfer more than $500,000 in any contract year from any one variable investment option without our prior approval.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We therefor reserve the right to reject any premium payment or transfer request from any person if, in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

     We also reserve the right to revise, suspend or eliminate the transfer privileges described above at any time without prior notice. We may impose a limit on the amount that may be transferred into a variable investment option in any contract year.

Procedure for transferring your assets

     You may request a transfer of contract value among variable investment options by sending us acceptable notice through our Electronic Servicing Center or by writing to our Administrative Serving Office. Your request should include

          .    your name,

          .    daytime telephone number,

          .    contract number,

          . the names of the variable investment options being transferred to and from each, and

          .    the amount of each transfer.

The request becomes effective on the day we receive your request in proper form.

11.  What fees and charges will be deducted from my contract?

Asset-based charge

     We deduct a daily asset-based charge that compensates us primarily for our administrative expenses and the mortality and expense risks that we assume under the contract. On an annual basis, this charge equals 0.65% of the value of the assets you have allocated to the variable investment options.

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization. We reserve the right, however, to deduct the charge from each premium payment at the time it is made or, upon death surrender or withdrawal, if we incur such a tax upon those events. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

12. How can I withdraw money from my contract?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

          . surrender (i.e., "turn in") your contract for a cash payment of its surrender value, or

          .    make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus
                                                                         -----
any applicable premium tax. You may request a surrender by writing to our Administrative Serving Office. We will determine the amount surrendered as of the date we receive your request in writing at the Administrative Servicing Office.

     You may request a partial withdrawal of the surrender value by writing to our Administrative Serving Office. You may also request a partial withdrawal of up to $50,000 of the surrender value by sending us acceptable notice through our Electronic Servicing Center. We will determine the amount withdrawn as of the date we receive your request in proper order.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described in section AI-9 "Tax information" in the Additional Information portion of this prospectus. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any portion taxable of the withdrawal taxable.

     We will deduct any partial withdrawal proportionally from each of your
                                           --------------
variable investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal

          .    for an amount less than $300, or

         . if the remaining total value of your contract would be less than $1,000.

    A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

    You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plan

    Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable variable investment option in the ratio that the value of each bears to the total value of your contract. See Question 6. "How will the value of my contract change over time?" The same tax consequences also generally will apply.

    The following conditions apply to systematic withdrawal plans:

         . you may elect the plan only if the total value of your contract equals $25,000 or more.

         . the amount of each systematic withdrawal must equal at least $300.

         . if the amount of each withdrawal drops below $300 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

         . you may cancel the plan at any time.

         . we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

13. What happens if the annuitant dies before my contract's date of maturity?

Guaranteed minimum death benefit

     If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greater of:
                             -------

         . the total value of your contract, or

         . the total amount of premium payments made, minus any partial withdrawals.

    We calculate the death benefit as of the day we receive, in proper order at the Administrative Servicing Office:

         . proof of the annuitant's death, and

         . any required instructions as to method of settlement.

    If your contract names joint annuitants, the death benefit is determined on the death of the last surviving annuitant before your contract's date of
                 ----
maturity.

    Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under section AI-5 "The anuity period" in the Additional Information portion of this prospectus.

     The Administrative Servicing Office's current address is shown on the Cover Pages of this prospectus.

14.  Can I return my contract?

     In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. The "right to cancel period" applicable to your contract will be shown in your contract or in a supplemental notice that is issued with your contract. Any premiums we receive during this period will be allocated to the Money Market variable investment option. If you do not cancel your contract during this period, we will transfer the total value of your contract at the expiration of the right to cancel period to the variable investment options you selected in your application.

     To cancel your contract, simply deliver or mail it to the Administrative Servicing Office at the address shown on the Cover Pages or submit a surrender form available through the Electronic Servicing Center. In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states and for contracts issued as "IRAs," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract or surrender form.

                              ADDITIONAL INFORMATION

     This portion of the prospectus contains additional information that is not contained in the Basic Information portion of the prospectus.

     Topic                                             Section number

     Description of JHVLICO ...............................  AI-1

     Who should purchase a contract .......................  AI-2

     How we support the variable investment options .......  AI-3

     The accumulation period...............................  AI-4

     The annuity period ...................................  AI-5

     Variable investment option valuation procedures ......  AI-6

     Distribution requirements following death of owner ...  AI-7

     Miscellaneous provisions .............................  AI-8

     Tax information ......................................  AI-9

     Performance information .............................. AI-10

     Reports .............................................. AI-11

     Voting privileges .................................... AI-12

     Certain changes ...................................... AI-13

     Distribution of contracts ............................ AI-14

     Experts .............................................. AI-15

     Registration statement ............................... AI-16

     Condensed Financial Information ...................... AI-17

     Appendix A - Illustrative contract values

AI-1 Description of JHVLICO

     We are JHVLICO, a stock life insurance company organized, in 1979, under the laws of the Commonwealth of Massachusetts. We have authority to transact business in all states, except New York. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. At year end 2001, John Hancock's assets were approximately $81 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation.

     It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

AI-2 Who should purchase a contract?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

         . traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code; and

         . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
           Section 408A of the Code.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. We provide general federal income tax information for contracts in section AI-9 "Tax information" in this Additional Information portion of the prospectus.

AI-3 How we support the variable investment options

     We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

AI-4 The accumulation period

Your value in our variable investment options

     Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) results in a cancellation of such accumulation units.

Valuation of accumulation units

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

     ----------------------------------------------------
        dollar amount of transaction
                          divided by
       value of one accumulation unit for the applicable
       variable investment option at the time of such
       transaction
     ----------------------------------------------------

     The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such variable investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

     ----------------------------------------------------
       number of accumulation units in the variable
       investment options
                            times
       value of one accumulation unit for the applicable
       variable investment option that time
     ----------------------------------------------------

AI-5 The annuity period

Date of maturity

     Your contract specifies the annuitant's 95/th/ birthday as the date of maturity, when payments from one of our annuity options are scheduled to begin. You may subsequently elect a different date of maturity by sending us acceptable notice through our Electronic Servicing center or by writing to our Administrative Serving Office. Unless we otherwise permit, a new selection must be

         . at least 12 months after the date the first premium payment is applied to your contract and

         . no later than the annuitant's 95/th/ birthday.

     We must receive your new selection in proper form at least 31 days prior to the new date of maturity.

     If you are selecting or changing your date of maturity for a contract issued under an IRA, special limits apply. (See "Contracts purchased as traditional IRAs," in AI-9 "Tax Information," below.)

Choosing variable annuity payments

     During the annuity period, we offer annuity payments on a variable basis for each variable investment option.
    ----

     We will generally apply amounts allocated to variable investment options to provide annuity payments on a variable basis.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed below under Annuity options).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

         . you have not made an election prior to the annuitant's death;

         . the beneficiary is entitled to payment of a death benefit of at least
           $5,000 in a single sum; and

         . the beneficiary notifies us of the election prior to the date the proceeds become payable.

     You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.
Here's how it works:

         . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

         . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

         . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

     Assumed investment rate: The assumed investment rate for any variable portion of your annuity payments will be 3/1/2/% per year, except as follows.

         You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Annuity options

         Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

         Option A: life annuity with payments for a guaranteed period - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

         Federal income tax requirements currently applicable to contracts used with individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

         Option B: life annuity without further payment on death of payee - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

         If the payee is more than 95 years old on the date of maturity, the following two options are not available:

..    Option A: "life annuity with 5 years guaranteed" and

..    Option B: "life annuity without further payment on the death of payee."

AI-6 Variable investment option valuation procedures

         We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

AI-7 Distribution requirements following death of owner

         If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

--------------------------------------------------------------------------------
         If you die before annuity payments have begun:

         . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

         . if the beneficiary is not your surviving spouse or if the beneficiary is your surviving spouse but chooses not to continue the contract, the entire interest (as discussed below) in the contract on the date of your death must be:

                    (1)  paid out in full within five years of your death or

                    (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death

         . If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable.

         . If you are the owner but not the last surviving annuitant, the entire interest equals:

          (1) the surrender value if paid out in full within five years of your death, or

          (2) the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

         If you die on or after annuity payments have begun:

         . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
--------------------------------------------------------------------------------

               The Code imposes very similar distribution requirements on contracts used to fund individual retirement annuity plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.
                                       21

         The Electronic Servicing Center contains instructions on how to provide notice of the death of an owner or annuitant to us, and how to file a claim at the Administrative Servicing Office. Notice of the death of an owner or annuitant should be furnished promptly.

AI-8  Miscellaneous provisions

Change of owner or beneficiary

         The Electronic Servicing Center provides instructions on how to change the owner or beneficiary under your contract.

         To qualify for favorable tax treatment, certain contracts can't be sold, assigned, discounted, or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose. Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Administrative Servicing Office.

         The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice to the Administrative Servicing Office no later than receipt of due proof of the death of the annuitant.

         Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

..    the rights of any assignees of record,

..    the any action taken prior to receipt of the notice, and

..    certain other conditions.

         An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

AI-9  Tax information

Our income taxes

         We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

         The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

         Undistributed gains

         We believe the contracts will be considered annuity contracts under
Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

         However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

         Annuity payments

         When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

         The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

         Surrenders, withdrawals and death benefits

         When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

         When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

         For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

         All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

         Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

         Penalty for premature withdrawals

         The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

         Puerto Rico annuity contracts not purchased to fund a tax qualified plan

         Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

         Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

         The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for IRAs

         Traditional IRAs

         Annual contribution limit. A traditional individual retirement annuity
         -------------------------
(as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

..    100% of compensation includable in your gross income, or

..    the IRA annual limit for that tax year. For tax years beginning in 2002,
     2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

         Catch-Up Contributions. An IRA holder age 50 or older may increase
         ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

         Spousal IRA. You may also purchase an IRA contract for the benefit of
         -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

         Deductibility of contributions. You may be entitled to a full
         ------------------------------
deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

         The amount of your deduction is based on the following factors:

..    whether you or your spouse is an active participant in an employer sponsored retirement plan,

..    your federal income tax filing status, and

..    your "Modified Adjusted Gross Income."

         Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

         Distributions. In general, all amounts paid out from a traditional IRA
         -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

         The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

         Roth IRAs

         Annual contribution limit. A Roth IRA is a type of non-deductible IRA.
         -------------------------
In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

         The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

         Catch-Up Contributions. A Roth IRA holder age 50 or older may increase
         ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

         Spousal IRA. You may also purchase a Roth IRA contract for the benefit
         -----------
of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

         Distributions. If you hold your Roth IRA for at least five years the
         -------------
payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

..    after you reach age 59 1/2,

..    on your death or disability, or

..    to qualified first-time home buyers (not to exceed a lifetime limitation of
     $10,000) as specified in the Code.

         The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

         Conversion to a Roth IRA. You can convert a traditional IRA to a Roth
         ------------------------
IRA, unless

..    you have adjusted gross income over $100,000, or

..    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

         You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

         Tax-free rollovers to and from IRAs

         For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

..    a traditional IRA to another traditional IRA,

..    a traditional IRA to another tax-qualified plan, including a Section 403(b)
     plan

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,
                                       24

..    a traditional IRA to a Roth IRA, subject to special restrictions discussed above.

         In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

         Withholding on rollover distributions

         The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

         Puerto Rico annuity contracts purchased to fund a tax-qualified plan

         The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for IRAs" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

         The above description of Federal (and Puerto Rico) income tax consequences to owners of and payees under contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of Federal estate and gift tax or state tax consequences. The rules under the Code governing IRAs are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, you should consult a qualified tax adviser.

AI-10 Performance information

         We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

         Total return at the Account level is the percentage change between:

               . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period; and

               .    the value at the end of such period.

         At the Account level, total return reflects adjustments for the asset-based risk charge. Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

         We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it may be for additional durations.

         See Appendix A for Account level performance information in "standard" and "non-standard" formats as of December 31, 2000.

         We may also advertise "current yield" and "effective yield" for investments in the Money Market variable investment option. Current yield refers to the income earned on your investment in the Money Market variable investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

         Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

         Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax .

AI-11 Reports

         At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

AI-12 Voting privileges

         At meetings of a Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the

Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

AI-13 Certain changes

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

..    to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

..    to add or delete variable investment options,

..    to change the underlying investment vehicles,

..    to operate the Account in any form permitted by law, and

..    to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

..    the size of the initial premium payment,

..    the size of the group or class,

..    the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

..    the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

..    the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

..    the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

AI-14 Distribution of contracts

     Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock Life Insurance Company.

     You can purchase the contracts through broker-dealers who have entered into selling agreements with Signator and JHVLICO. We do not expect the compensation of such broker-dealers and their affiliated life insurance agencies to exceed 8% of premium payments (on a present value basis).

AI-15 Experts

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

AI-16 Registration statement

     This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                                     page of SAI

Distribution .....................................................    2
Calculation of Performance Data ..................................    2
Other Performance Information ....................................    7
Calculation of Annuity Payments ..................................    7
Additional Information About Determining Unit Values .............   10
Purchases and Redemptions of Fund Shares .........................   11
The Account ......................................................   11
Delay of Certain Payments ........................................   11
Liability for Telephone Transfers ................................   12
Voting Privileges ................................................   13
Financial Statements .............................................   14

                      AI-17 Condensed Financial Information
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I


     The following table provides selected data for eVARIABLE ANNUITY accumulation shares for the first year, beginning January 5, 2001, that the eVARIABLE ANNUITY contract was offered.

     No values are shown for the AIM V.I. Capital Development variable investment option because it was not available during that period.

                                                                                                            Year Ended
                                                                                                           December 31,
                                                                                                               2001
                                                                                                           ------------
Equity Index
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    8.66
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Large Cap Value
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $   10.02
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Large Cap Value CORE
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    9.59
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Large Cap Agressive Growth
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    8.09
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Fundamental Value
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    9.39
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Multi Cap Growth
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    6.14
 Number of Accumulation Shares outstanding at end of period ...........................................            75
Small/Mid Cap CORE
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $   10.23
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Small/Mid Cap Growth
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $   10.61
 Number of Accumulation Shares outstanding at end of period ...........................................            --
Small Cap Equity
 Accumulation share value:
  Beginning of period .................................................................................     $   10.00
   End of period ......................................................................................     $    9.48
 Number of Accumulation Shares outstanding at end of period ...........................................            --

                                                                                                           Year Ended
                                                                                                          December 31,
                                                                                                              2001
                                                                                                          ------------
Small Cap Value
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $   11.65
 Number of Accumulation Shares outstanding at end of period ...........................................           45
Small Cap Growth
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    9.09
 Number of Accumulation Shares outstanding at end of period ...........................................           --
AIM V.I. Premier Equity - Series I Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    8.60
 Number of Accumulation Shares outstanding at end of period ...........................................           --
Fidelity VIP Growth - Service Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    8.25
 Number of Accumulation Shares outstanding at end of period ...........................................           --
Fidelity VIP Contrafund - Service Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    9.04
 Number of Accumulation Shares outstanding at end of period ...........................................           57
MFS Investors Growth Stock - Initial Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    7.65
 Number of Accumulation Shares outstanding at end of period ...........................................           --
MFS Research - Initial Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    7.84
 Number of Accumulation Shares outstanding at end of period ...........................................           --
MFS New Discovery - Initial Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    9.74
 Number of Accumulation Shares outstanding at end of period ...........................................           --
International Opportunities
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    7.85
 Number of Accumulation Shares outstanding at end of period ...........................................       71,135
Fidelity VIP Overseas - Service Class
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    7.72
 Number of Accumulation Shares outstanding at end of period ...........................................       72,280
Emerging Markets Equity
 Accumulation share value:
  Beginning of period .................................................................................    $   10.00
   End of period ......................................................................................    $    9.15
Number of Accumulation Shares outstanding at end of period ............................................           13

                                                                                                          Year Ended
                                                                                                         December 31,
                                                                                                             2001
                                                                                                         ------------
Janus Aspen Worldwide Growth - Service Shares
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $     7.56
 Number of Accumulation Shares outstanding at end of period ...........................................       75,490
VA Financial Industries
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $     8.40
 Number of Accumulation Shares outstanding at end of period ...........................................           40
Janus Aspen Global Technology - Service Shares
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $     6.00
 Number of Accumulation Shares outstanding at end of period ...........................................           52
Global Balanced
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $     9.19
 Number of Accumulation Shares outstanding at end of period ...........................................           --
Short-Term Bond
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $    10.68
 Number of Accumulation Shares outstanding at end of period ...........................................           --
 Active Bond
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $    10.60
 Number of Accumulation Shares outstanding at end of period ...........................................        1,059
 VA Strategic Income
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $    10.32
 Number of Accumulation Shares outstanding at end of period ...........................................           --
High Yield Bond
 Accumulation share value:
  Beginning of period .................................................................................   $    10.00
   End of period ......................................................................................   $     9.98
 Number of Accumulation Shares outstanding at end of period ...........................................           --
Global Bond
 Accumulation share value:
  Beginning of period .................................................................................   $   10.000
   End of period ......................................................................................   $     9.73
 Number of Accumulation Shares outstanding at end of period ...........................................           18
 Money Market
 Accumulation share value:
  Beginning of period .................................................................................   $   10.000
   End of period ......................................................................................   $    10.32
 Number of Accumulation Shares outstanding at end of period ...........................................    1,589,191

                    APPENDIX A - ILLUSTRATIVE CONTRACT VALUES

"Standard" Performance

     The following table shows average total returns for the variable investment options, other than the money market option, that were available on December 31, 2001. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Ten year periods are not shown because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the eVariable Annuity contracts because the Account is used for other variable annuities offered by us.

     Our Statement of Additional Information describes the specific calculation we used to determine the values shown. Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

     Past performance is not a guarantee of future results.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               Date
                                        For the 1 Year   For the 3 Year   For the 5 Year   From Inception       of
                                         Period Ended     Period Ended     Period Ended    in Account to     Inception
        Variable Investment Option         12/31/01         12/31/01         12/31/01         12/31/01       in Account
--------------------------------------------------------------------------------------------------------------------------
     Equity Index                          (12.55%)          (1.71%)           9.83%           11.11%         04/30/96
     Large Cap Value                         0.59%            5.02%            9.94%           11.15%         04/30/96
     Large Cap Value CORE                   (5.37%)            N/A              N/A            (0.61%)        05/01/00
     Large Cap Aggressive Growth           (15.25%)            N/A              N/A           (22.31%)        05/01/00
     Fundamental Value                      (7.60%)            N/A              N/A             2.02%         05/01/00
     Multi Cap Growth                      (37.34%)          (4.68%)           6.76%            6.35%         04/30/96
     Small/Mid Cap CORE                     (0.12%)           7.53%             N/A             3.05%         04/30/98
     Small/Mid Cap Growth                    2.16%            5.02%            4.56%           12.02%         01/26/95
     Small Cap Equity                       (4.40%)          (6.01%)          (0.64%)           1.10%         04/30/96
     Small Cap Value                        18.33%             N/A              N/A            18.20%         05/01/00
     Small Cap Growth                      (13.18%)           4.68%            8.17%            7.00%         04/30/96
     AIM V.I. Premier Equity                  N/A              N/A              N/A           (12.03%)        01/05/01
     Fidelity VIP Growth                      N/A              N/A              N/A           (14.99%)        01/05/01
     Fidelity VIP Contrafund                  N/A              N/A              N/A            (8.03%)        01/05/01
     MFS Investors Growth Stock               N/A              N/A              N/A           (20.85%)        01/05/01
     MFS Research                             N/A              N/A              N/A           (19.03%)        01/05/01
     MFS New Discovery                        N/A              N/A              N/A             0.41%         01/05/01
     International Opportunites            (21.44%)          (4.56%)           0.28%            1.32%         04/30/96
     Fidelity VIP Overseas                    N/A              N/A              N/A           (22.78%)        01/05/01
     Emerging Markets Equity                (4.26%)           0.87%             N/A            (8.31%)        04/30/98
     Janus Aspen Worldwide Growth             N/A              N/A              N/A           (23.13%)        01/05/01
     VA Financial Industries                  N/A              N/A              N/A           (14.55%)        01/05/01
     Janus Aspen Global Technology            N/A              N/A              N/A           (36.65%)        01/05/01
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Date
                                             For the 1 Year   For the 3 Year   For the 5 Year   From Inception       of
                                              Period Ended     Period Ended     Period Ended    in Account to     Inception
         Variable Investment Option             12/31/01         12/31/01         12/31/01         12/31/01       in Account
-------------------------------------------------------------------------------------------------------------------------------
     Global Balanced                             (7.05%)          (4.28%)           0.94%            1.92%         04/30/96
     Short-Term Bond                              7.39%            5.62%            5.54%            5.82%         01/26/95
     Active Bond                                  6.79%            4.86%            6.29%            7.48%         01/26/95
     VA Strategic Income                           N/A              N/A              N/A             2.94%         01/05/01
     High Yield Bond                              1.47%           (2.07%)            N/A            (2.62%)        04/30/98
     Global Bond                                 (2.09%)           1.93%            4.47%            5.05%         04/30/96
-------------------------------------------------------------------------------------------------------------------------------

"Non-Standardized" Performance

     The following table shows Account level "non-standardized" average total return for each variable investment option, other than the money market option, that was available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund comenced operations. The table also shows values from the date a fund commenced operations. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2001.

     Although the e-Variable Annuity contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge. Our Statement of Additional Information describes the specific calculation.

     Past performance is not a guarantee of future results.

-------------------------------------------------------------------------------------------------------------------------------
                                                             For the    For the   For the   For the
                                                             1 Year     3 Year    5 Year    10 Year     From
                                                             Period     Period    Period    Period   Inception    Date of
                                                              Ended     Ended     Ended     Ended    of Fund to  Inception
         Variable Investment Option*                         12/31/01   12/31/01  12/31/01  12/31/01   12/31/01   of Fund **
-------------------------------------------------------------------------------------------------------------------------------
     Equity Index                                           (12.55%)   (1.71%)    9.83%       N/A      11.11%    04/30/1996
     Large Cap Value                                          0.59%     5.02%     9.94%       N/A      11.15%    04/30/1996
     Large Cap Value CORE                                    (5.37%)     N/A       N/A        N/A       0.91%    08/30/1999
     Large Cap Aggressive Growth                            (15.25%)     N/A       N/A        N/A      (8.12%)   08/30/1999
     Fundamental Value                                       (7.60%)     N/A       N/A        N/A       3.67%    08/30/1999
     Multi Cap Growth                                       (37.34%)   (4.68%)    6.76%       N/A       6.35%    04/30/1996
     Small/Mid Cap CORE                                      (0.12%)    7.53%      N/A        N/A       3.05%    04/30/1998
     Small/Mid Cap Growth                                     2.16%     5.02%     4.56%       N/A      10.77%    05/05/1994
     Small Cap Equity                                        (4.40%)   (6.01%)   (0.64%)      N/A       1.10%    04/30/1996
     Small Cap Value                                         18.33%      N/A       N/A        N/A      24.00%    08/30/1999
     Small Cap Growth                                       (13.18%)    4.68%     8.17%       N/A       7.00%    04/30/1996
     AIM V.I. Premier Equity Fund                           (13.01%)   (1.62%)    9.00%       N/A      12.68%    05/05/1993
     Fidelity VIP Growth                                    (18.26%)   (0.50%)   10.84%     12.61%     13.00%    10/09/1986
     Fidelity VIP Contrafund                                (12.93%)   (0.15%)    9.63%       N/A      14.91%    01/03/1995
     MFS Investors Growth Stock                             (24.63%)     N/A       N/A        N/A      (0.91%)   05/03/1999
     MFS Research                                           (21.76%)   (3.04%)    5.95%       N/A       9.47%    07/26/1995
     MFS New Discovery                                       (5.64%)   15.83%      N/A        N/A      13.29%    04/29/1998
     International Opportunites                             (21.44%)   (4.56%)    0.28%       N/A       1.32%    04/30/1996
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                     For the    For the   For the     For the
                                                      1 Year     3 Year    5 Year     10 Year     From
                                                      Period     Period    Period     Period   Inception     Date of
                                                      Ended      Ended     Ended      Ended    of Fund to   Inception
         Variable Investment Option*                 12/31/01   12/31/01  12/31/01   12/31/01   12/31/01    of Fund **
--------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Equity                    (21.78%)    (3.85%)    1.98%      5.16%      5.42%     01/28/1987
     Emerging Markets Equity                          (4.26%)     0.87%      N/A        N/A      (8.31%)    04/30/1998
     Janus Aspen Worldwide Growth                    (23.12%)      N/A       N/A        N/A     (19.87%)    12/31/1999
     VA Financial Industries                         (18.05%)     1.36%      N/A        N/A       9.22%     04/29/1997
     Janus Aspen Global Technology                   (37.72%)      N/A       N/A        N/A     (36.82%)    01/18/2000
     Global Balanced                                  (7.05%)    (4.28%)    0.94%       N/A       1.92%     04/30/1996
     Short-Term Bond                                   7.39%      5.62%     5.54%       N/A       5.35%     05/01/1994
     Active Bond                                       6.79%      4.86%     6.29%      6.62%      7.28%     03/28/1986
     VA Strategic Income                               3.86%      2.91%     4.61%       N/A       5.52%     08/29/1996
     High Yield Bond                                   1.47%     (2.07%)     N/A        N/A      (2.62%)    04/30/1998
     Global Bond                                      (2.09%)     1.93%     4.47%       N/A       5.05%     04/30/1996
--------------------------------------------------------------------------------------------------------------------------

     * Or since inception of a predecessor to the applicable fund.

                           SUPPLEMENT DATED MAY 1, 2002

                                        TO

                           PROSPECTUS DATED MAY 1, 2002

This Supplement is intended to be distributed with the prospectus dated May 1, 2002 for EVARIABLE ANNUITY contracts that were issued by John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2002 ("Product Prospectus"). This Supplement contains amendments to the Product Prospectus and is accompanied with the applicable Series Fund's prospectuses, as supplemented. ("Series Fund" is defined in the Product Prospectus.)

ADDITIONAL VARIABLE INVESTMENT OPTION

  If your contract was issued before May 1, 2002, your contract enables you to invest in an additional variable investment option:

-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                   MANAGED BY
--------------------------------             ----------------
 AIM V.I. Growth                         AIM Advisors, Inc.
-------------------------------------------------------------------------------

   If you select this additional variable investment option, we will invest your money in the corresponding fund of the AIM Variable Insurance Funds (Series I Class). In the Product Prospectus, the term funds includes the investment option of the Series Fund corresponding to the additional variable investment option shown above. We may modify or delete this additional variable investment option in the future.

ANNUAL FUND EXPENSES

  The Annual Fund Expenses table beginning on page 5 of the Product Prospectus is supplemented with the following information:

                                                                                                  ----------------
                                                                                                     Total Fund       Total Fund
                                                    Investment  Distribution and  Other Operating    Operating         Operating
                                                    Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                               Fee       (12b-1) Fees     Reimbursement    Reimbursement    Reimbursement
---------                                           ----------  ----------------  ---------------  --------------  -----------------
AIM VARIABLE INSURANCE FUNDS,
 INC. - SERIES I CLASS (NOTE 1):
AIM V.I. Growth..................................     0.62%           N/A              0.26%           0.88%             0.88%
                                                                                                  ----------------

EXAMPLES

  The following table amends the examples contained in the Product Prospectus to show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the AIM V.I. Growth variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

  If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, or if you maintain your contract in force, or if you "surrender" (turn in) your contract at the end of one of the applicable periods, you would pay:

--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  AIM V.I. Growth                         $16      $ 48     $ 83       $ 182
--------------------------------------------------------------------------------

MISCELLANEOUS

  The AIM V.I. Growth variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectus (including "10. How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

CONDENSED FINANCIAL INFORMATION

   The following table contains selected data to supplement the Condensed Financial Information table in the Additional Information section of the Product
Prospectus.   The data pertains to accumulation shares for eVARIABLE ANNUITY investment options held in John Hancock Variable Annuity Account I.

                                                                       Year Ended
                                                                      December 31,
                                                                          2001
                                                                      ------------
AIM V.I. GROWTH - SERIES I CLASS
 Accumulation share value:
   Beginning of period [(1)]......................................       $10.00
   End of period..................................................       $ 6.83
 Number of Accumulation Shares outstanding at end of period.......           --

  (1) Values shown for 2001 begin May 1, 2001.



THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 FOR THE AIM VARIABLE INSURANCE FUNDS THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE AIM V.I. GROWTH INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THIS ADDITIONAL VARIABLE INVESTMENT OPTION.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                               MARKETPLACE AND eVA

            DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               __________________

This statement of additional information ("SAI"), dated May 1, 2002, is not a prospectus. It is intended that this SAI be read in conjunction with the prospectuses of John Hancock Variable Annuity Account I (the "Account") dated May 1, 2002, for the eVariable Annuity and Marketplace contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 9116, Boston, Massachusetts 02205-8654, telephone number 1-888-742-6262.

                                TABLE OF CONTENTS

                                _________________



                                                                   Page of SAI
                                                                   -----------
Distribution..................................................           2
Calculation of Performance Data...............................           2
Other Performance Information.................................           7
Calculation of Annuity Payments...............................           7
Additional Information About Determining Unit Values..........          10
Purchases and Redemptions of Fund Shares......................          11
The Account...................................................          11
Delay of Certain Payments.....................................          11
Liability for Telephone Transfers.............................          12
Voting Privileges.............................................          13
Financial Statements..........................................          14

DISTRIBUTION

       The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services were as follows:

                        Year                      Amount Paid to Signator
                        ----                      -----------------------
                        2001                           $114,921,206
                        2000                           $121,926,879
                        1999                           $108,952,243

CALCULATION OF PERFORMANCE DATA

       The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

Money Market Variable Investment Option

    We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

    The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

          Effective yield = (Base period return + 1)/(365/7)/ - 1

    For the 7-day period ending December 31, 2001, the Money Market variable investment option's current yield was 0.77% and its effective yield was 0.77%.

Other Variable Investment Options

       "Standardized" Total Return

   Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

   We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV


      where P = a hypothetical initial premium payment of $1,000 T = average annual total return n = number of years
                        ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

   "Standardized" average annual total returns for eVariable Annuity variable investments options are shown in the prospectus.

   The following table shows "standardized" average total returns for the variable investment options of Marketplace variable annuity contracts, other than the money market options, that were available on December 31, 2001. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment
option was first available in the Account.   Ten year periods are not shown
because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the Marketplace variable annuity contracts because the Account is used for other variable annuities offered by us.

   Standardized average total returns for eVA variable annuity contracts are presented in the prospectus for that product, for periods ended December 31, 2001.

   Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

  PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

     MARKETPLACE VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------------------------------
                                       For the   For the   For the   For the
                                       1 Year     3 Year    5 Year    10 Year     From
                                       Period     Period    Period    Period   Inception      Date of
                                        Ended     Ended     Ended     Ended    of Fund to    Inception
    Variable Investment Option*       12/31/01   12/31/01  12/31/01  12/31/01   12/31/01     in Account
--------------------------------------------------------------------------------------------------------
Equity Index                          (12.87%)   (2.06%)    9.44%      N/A      10.72%        04/30/1996
Large Cap Value                         0.22%     4.65%     9.54%      N/A      10.75%        04/30/1996
Large Cap Growth                      (18.38%)   (6.59%)    7.85%      N/A      11.96%        01/26/1995
Growth & Income                       (16.30%)   (6.07%)    6.54%      N/A      11.57%        01/26/1995
Fundamental Value                      (7.94%)     N/A       N/A       N/A       3.30%        08/30/1999
Multi Cap Growth                      (37.58%)   (5.02%)    6.38%      N/A       5.97%        04/30/1996
Small/Mid Cap CORE                     (0.49%)    7.14%      N/A       N/A       2.68%        04/30/1998
Small/Mid Cap Growth                    1.78%     4.64%     4.19%      N/A      11.62%        01/26/1995
Small Cap Equity                       (4.76%)   (6.35%)   (1.00%)     N/A       0.73%        04/30/1996
Small Cap Growth                      (13.51%)    4.30%     7.78%      N/A       6.61%        04/30/1996
International Equity Index            (21.11%)   (5.80%)   (1.23%)     N/A       2.05%        01/26/1995
International Opportunites            (21.74%)   (4.91%)   (0.09%)     N/A       0.96%        04/30/1996
Emerging Markets Equity                (4.61%)    0.56%      N/A       N/A      (8.61%)       04/30/1998
Real Estate Equity                      5.52%    10.08%     5.00%      N/A      10.08%        01/26/1995
Managed                                (3.83%)    0.94%     7.58%      N/A      10.20%        01/26/1995
Global Balanced                        (7.40%)   (4.63%)    0.58%      N/A       1.55%        04/30/1996
Short-Term Bond                         7.00%     5.24%     5.17%      N/A       5.44%        01/26/1995
Bond Index                              6.67%     4.42%      N/A       N/A       5.39%        04/30/1998
Active Bond                             6.39%     4.49%     5.91%      N/A       7.09%        01/26/1995
High Yield Bond                         1.10%    (2.42%)     N/A       N/A      (2.97%)       04/30/1998
Global Bond                            (2.45%)    1.56%     4.09%      N/A       4.67%        04/30/1996
Money Market                            2.88%     4.03%     4.18%      N/A       4.26%        01/26/1995
--------------------------------------------------------------------------------------------------------


* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

Yield

    We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                Yield = 2[(a - b + 1)/6/ - 1]
                                           -----
                                             cd

where: a = net investment income earned during the period by the fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

    According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

      "Non -Standardized" Performance

    We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for
optional rider benefits described in the prospectus.   Absent expense
reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

    "Non-standardized" average annual total returns for the eVariable Annuity contracts are shown in the prospectus.

    The following table shows Account level "non-standardized" average total return for each Marketplace variable investment option, except the Money Market, that was available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund comenced operations. The table also shows values from the date a fund
commenced operations.   Returns of less than 1 year are not annualized. Each of
the periods shown ended December 31, 2001.

    Although the Marketplace Annuity contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

    Non-Standardized average total returns for eVA variable contracts are presented in the prospectus for that product, for periods ended December 31, 2001.

   PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

     MARKETPLACE VARIABLE ANNUITY CONTRACTS

----------------------------------------------------------------------------------------------------------
                                        For the   For the    For the   For the
                                        1 Year     3 Year    5 Year    10 Year     From
                                        Period     Period    Period    Period   Inception       Date of
                                         Ended      Ended     Ended     Ended   of Fund to     Inception
     Variable Investment Option*       12/31/01   12/31/01  12/31/01  12/31/01   12/31/01      of Fund **
----------------------------------------------------------------------------------------------------------
Equity Index                            (12.85%)   (2.05%)    9.45%       N/A     10.73%       04/30/1996
Large Cap Value                           0.24%     4.66%     9.55%       N/A     10.76%       04/30/1996
Large Cap Growth                        (18.36%)   (6.58%)    7.86%     10.35%    10.33%       03/28/1986
Growth & Income                         (16.28%)   (6.06%)    6.55%      9.96%    10.90%       03/28/1986
Fundamental Value                        (7.92%)     N/A       N/A        N/A      3.31%       08/30/1999
Multi Cap Growth                        (37.56%)   (5.01%)    6.39%       N/A      5.98%       04/30/1996
Small/Mid Cap CORE                       (0.47%)    7.15%      N/A        N/A      2.69%       04/30/1998
Small/Mid Cap Growth                      1.80%     4.65%     4.20%       N/A     10.38%       05/05/1994
Small Cap Equity                         (4.74%)   (6.34%)   (0.99%)      N/A      0.74%       04/30/1996
Small Cap Growth                        (13.49%)    4.31%     7.79%       N/A      6.62%       04/30/1996
International Equity Index              (21.09%)   (5.79%)   (1.22%)     2.55%     3.86%       05/05/1988
International Opportunites              (21.72%)   (4.90%)   (0.08%)      N/A      0.97%       04/30/1996
Emerging Markets Equity                  (4.59%)    0.57%      N/A        N/A     (8.60%)      04/30/1998
Real Estate Equity                        5.54%    10.09%     5.01%      9.77%     7.93%       05/16/1988
Managed                                  (3.81%)    0.95%     7.59%      8.53%     8.99%       03/28/1986
Global Balanced                          (7.38%)   (4.62%)    0.59%       N/A      1.56%       04/30/1996
Short-Term Bond                           7.02%     5.25%     5.18%       N/A      4.99%       05/01/1994
Bond Index                                6.69%     4.43%      N/A        N/A      5.40%       04/30/1998
Active Bond                               6.41%     4.50%     5.92%      6.25%     6.98%       03/28/1986
High Yield Bond                           1.12%    (2.41%)     N/A        N/A     (2.96%)      04/30/1998
Global Bond                              (2.43%)    1.57%     4.10%       N/A      4.68%       04/30/1996
Money Market                              2.90%     4.04%     4.19%      3.76%     4.69%       03/28/1986
----------------------------------------------------------------------------------------------------------

 * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.
** or since inception of a predecessor to the applicable fund.

OTHER PERFORMANCE INFORMATION

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

     We vote any shares held by the Account that are not attributable to contracts or for which instructions from owners are not received, in proportion to the instructions we have received from participants in the Account.

CALCULATION OF ANNUITY PAYMENTS

Calculation of annuity units

     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

     For each variable investment option, we then divide:

                              -----------------------------------
                                 the resulting value (minus any
                                       premium tax charge)

                                               by

                                             $1,000
                              -----------------------------------

and multiply the result by

                              the applicable annuity purchase
                              rate set forth in the contract and
                              reflecting

                              (1)  the age and, possibly, sex of
                              the payee and

                              (2)  the assumed investment rate
                              (discussed below)
                              -----------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                     ---------------------------------------
                         the amount of the initial
                         monthly variable annuity
                         payment from that variable
                         annuity option

                                       by

                         the annuity unit value of that
                         variable investment option as of
                         10 calendar days prior to the
                         date the initial
                         payment is due
                     ---------------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                          4000.000 x 12.000000 x 5.47
                          ---------------------------
                                     1,000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity unit values

     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality tables

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

   The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net investment rate

     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

(2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of units and values

   We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical example illustrating the calculation of accumulation unit values and annuity unit values

   Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21) divided by $4,000,000 or 0.0009822.

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009822)] or $11.261050. The value of an annuity unit at the end of the period would be [$1.0850000 x (1. + .0009822) x ..99990575] or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

PURCHASES AND REDEMPTIONS OF FUND SHARES

     JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

 THE ACCOUNT

     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

 DELAY OF CERTAIN PAYMENTS

     Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;
(2) when trading on that Exchange is restricted;
(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or
(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..  requiring personal identification,

..  tape recording calls, and

..  providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

VOTING PRIVILEGES

     Here's the formula we use to determine the number of Fund shares as to which you may give instructions:

                    ---------------------------------------
                      the total value of your
                      accumulation units value in a
                      variable investment option

                                   divided by

                      the net asset value of 1 share of the
                      corresponding fund
                    ---------------------------------------

     At a shareholders' meeting, you may give instructions regarding:

..  the election of a Board of Trustees,

..  the ratification of the selection of independent auditors,

..  the approval of a Series Fund's investment management agreements,

..  and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of
John Hancock Variable Annuity Account I of
   John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (comprising of, respectively, the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, Global Bond, Large Cap Aggressive Growth, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Subaccounts) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001


                                               LARGE CAP      ACTIVE       EMERGING
                                                GROWTH         BOND        MARKETS
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              -----------   -----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value ...............................    $92,366,373   $62,418,018   $2,615,341
Receivable from portfolio/JHVLICO ........      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
Total assets .............................     93,720,832    63,493,160    3,497,785
LIABILITIES
Payable to portfolio/JHVLICO .............      1,343,031     1,067,531      882,089
Asset charges payable ....................         11,428         7,611          355
                                              -----------   -----------   ----------
Total liabilities ........................      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
                                              $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $92,341,259   $62,407,264   $2,615,341
Contracts in payout (annuitization)
 period ..................................         25,114        10,754           --
                                              -----------   -----------   ----------
Total net assets .........................    $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
Units outstanding ........................      3,854,423     3,662,395      281,169
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     23.96   $     17.04   $     9.30
                                              ===========   ===========   ==========

                                             INTERNATIONAL
                                                EQUITY       SMALL CAP      GLOBAL
                                                 INDEX        GROWTH       BALANCED
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value ............................    $10,282,388   $26,731,219   $2,463,566
Receivable from portfolio/JHVLICO ........        107,401       707,653       33,224
                                              -----------   -----------   ----------
Total assets .............................     10,389,789    27,438,872    2,496,790
LIABILITIES
Payable to portfolio/JHVLICO .............        106,149       704,344       32,923
Asset charges payable ....................          1,252         3,309          302
                                              -----------   -----------   ----------
Total liabilities ........................        107,401       707,653       33,225
                                              -----------   -----------   ----------
                                              $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $10,282,388   $26,731,219   $2,463,565
Contracts in payout (annuitization)
 period ..................................             --            --           --
                                              -----------   -----------   ----------
Total net assets .........................    $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
Units outstanding ........................        899,755     1,905,129      231,802
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     11.43   $     14.03   $    10.63
                                              ===========   ===========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                            MID CAP     LARGE CAP       MONEY
                                                            GROWTH        VALUE        MARKET
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------  -----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .....     $39,023,003  $39,500,034   $71,738,225
Receivable from portfolio/JHVLICO ...................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
Total assets ........................................      39,464,173   39,786,699    87,965,549
LIABILITIES
Payable to portfolio/JHVLICO ........................         436,410      281,863    16,225,081
Asset charges payable ...............................           4,760        4,802         2,243
                                                          -----------  -----------   -----------
Total liabilities ...................................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
                                                          $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
NET ASSETS:
Accumulation units ..................................     $39,001,371  $39,477,957   $71,701,571
Contracts in payout (annuitization) period ..........          21,632       22,077        36,654
                                                          -----------  -----------   -----------
Total net assets ....................................     $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
Units outstanding ...................................       2,877,248    2,272,283     5,638,647
                                                          ===========  ===========   ===========
Unit value (accumulation) ...........................     $     13.56  $     17.38   $     12.72
                                                          ===========  ===========   ===========

                                                   SMALL/MID CAP       BOND           SMALL/MID
                                                      GROWTH           INDEX          CAP CORE
                                                    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                   -------------  ---------------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series
  Trust I, at value ............................   $ 31,048,088   $     3,144,641   $   1,419,886
Receivable from portfolio/JHVLICO ..............        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
Total assets ...................................     31,445,329         3,163,712       1,437,715
LIABILITIES
Payable to portfolio/JHVLICO ...................        393,337            18,699          17,659
Asset charges payable ..........................          3,904               372             170
                                                   ------------   ---------------   -------------
Total liabilities ..............................        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
                                                   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
NET ASSETS:
Accumulation units .............................   $ 31,048,088   $     3,144,641   $   1,419,886
Contracts in payout (annuitization) period .....             --                --              --
                                                   ------------   ---------------   -------------
Total net assets ...............................   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
Units outstanding ..............................      1,519,957           279,590         109,286
                                                   ============   ===============   =============
Unit value (accumulation) ......................   $      20.43   $         11.25   $       12.99
                                                   ============   ===============   =============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                              REAL ESTATE    GROWTH &
                                                                EQUITY        INCOME        MANAGED
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                              -----------  ------------  --------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $12,282,712  $203,976,353   $252,048,697
Receivable from portfolio/JHVLICO .........................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
Total assets ..............................................    12,380,220   206,218,558    255,709,438
LIABILITIES
Payable to portfolio/JHVLICO ..............................        95,999     2,217,016      3,629,736
Asset charges payable .....................................         1,509        25,189         31,005
                                                              -----------  ------------   ------------
Total liabilities .........................................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
                                                              $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
NET ASSETS:
Accumulation units ........................................   $12,282,712  $203,825,517   $251,709,215
Contracts in payout (annuitization) period ................            --       150,836        339,482
                                                              -----------  ------------   ------------
Total net assets ..........................................   $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
Units outstanding .........................................       634,147     8,994,185     12,110,846
                                                              ===========  ============   ============
Unit value (accumulation) .................................   $     19.37  $      22.68   $      20.81
                                                              ===========  ============   ============

                                                              SHORT-TERM   SMALL CAP    INTERNATIONAL
                                                                 BOND        EQUITY     OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              -----------  ----------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $15,094,961  $9,558,200    $ 7,924,775
Receivable from portfolio/JHVLICO .........................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
Total assets ..............................................    15,245,949   9,620,592     12,759,137
LIABILITIES
Payable to portfolio/JHVLICO ..............................       149,159      61,228      4,833,190
Asset charges payable .....................................         1,829       1,164          1,172
                                                              -----------  ----------    -----------
Total liabilities .........................................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
                                                              $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
NET ASSETS:
Accumulation units ........................................   $15,090,652  $9,558,200    $ 7,924,775
Contracts in payout (annuitization) period ................         4,309          --             --
                                                              -----------  ----------    -----------
Total net assets ..........................................   $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
Units outstanding .........................................     1,078,865     941,269        787,543
                                                              ===========  ==========    ===========
Unit value (accumulation) .................................   $     13.99  $    10.15    $     10.06
                                                              ===========  ==========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                           EQUITY     HIGH YIELD     GLOBAL
                                                            INDEX        BOND         BOND
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         -----------  ----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......  $49,766,307  $2,263,492   $14,020,721
Receivable from portfolio/JHVLICO .....................      756,418      22,142       317,657
                                                         -----------  ----------   -----------
Total assets ..........................................   50,522,725   2,285,634    14,338,378
LIABILITIES
Payable to portfolio/JHVLICO ..........................      750,321      21,872       315,944
Asset charges payable .................................        6,097         270         1,713
                                                         -----------  ----------   -----------
Total liabilities .....................................    7,564,418      22,142       317,657
                                                         -----------  ----------   -----------
                                                         $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
NET ASSETS:
Accumulation units ....................................  $49,722,509  $2,263,492   $13,989,903
Contracts in payout (annuitization) period ............       43,798          --        30,818
                                                         -----------  ----------   -----------
Total net assets ......................................  $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
Units outstanding .....................................    2,871,351     249,635     1,110,550
                                                         ===========  ==========   ===========
Unit value (accumulation) .............................  $     17.33  $     9.07   $     12.63
                                                         ===========  ==========   ===========

                                                          LARGE CAP     SMALL      LARGE CAP
                                                          AGGRESSIVE     CAP         VALUE
                                                            GROWTH      VALUE         CORE
                                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                          ----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......    $266,573   $5,922,247    $676,336
Receivable from portfolio/JHVLICO .....................         873       51,098          86
                                                           --------   ----------    --------
Total assets ..........................................     267,446    5,973,345     676,422
LIABILITIES
Payable to portfolio/JHVLICO ..........................         841       50,378           5
Asset charges payable .................................          32          720          81
                                                           --------   ----------    --------
Total liabilities .....................................         873       51,098          86
                                                           --------   ----------    --------
                                                           $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
NET ASSETS:
Accumulation units ....................................    $266,573   $5,922,247    $676,336
Contracts in payout (annuitization) period ............          --           --          --
                                                           --------   ----------    --------
Total net assets ......................................    $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
Units outstanding .....................................      40,539      443,190      68,395
                                                           ========   ==========    ========
Unit value (accumulation) .............................    $   6.58       $13.36       $9.89
                                                           ========   ==========    ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                                      INTERNATIONAL  FUNDAMENTAL    LARGE/MID
                                                                         EQUITY        GROWTH       CAP VALUE
                                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                                      -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust I, at value ...............       $   132,855    $   680,716   $21,464,321
Receivable from portfolio/JHVLICO .............................                16         31,489       268,581
                                                                      -----------    -----------   -----------
Total assets ..................................................           132,871        712,205    21,732,902
LIABILITIES
Payable to portfolio/JHVLICO ..................................                --         31,403       265,945
Asset charges payable .........................................                16             86         2,636
                                                                      -----------    -----------   -----------
Total liabilities .............................................                16         31,489       268,581
                                                                      -----------    -----------   -----------
                                                                      $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
NET ASSETS:
Accumulation units ............................................       $   132,855    $   655,976   $21,414,926
Contracts in payout (annuitization)period .....................                --         24,740        49,395
                                                                      -----------    -----------   -----------
Total net assets ..............................................       $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
Units outstanding .............................................            20,081        113,524     2,081,464
                                                                      ===========    ===========   ===========
Unit value (accumulation) .....................................       $      6.62    $      6.00   $     10.31
                                                                      ===========    ===========   ===========

                                                                          V.A.       FIDELITY      FIDELITY
                                                                        FINANCIAL     VIP II          VIP
                                                                       INDUSTRIES   CONTRAFUND     OVERSEAS
                                                                       SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                                                       -----------  -----------   -----------
ASSETS
Investment in shares of portfolios of:
 John Hancock Declaration Trust, at value ........................    $      336     $       --   $        --
 Outside Trust, at value .........................................            --            512       558,120
Receivable from portfolio/JHVLICO ................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
Total assets .....................................................           336            512     5,389,493
LIABILITIES
Payable to portfolio/JHVLICO .....................................            --             --     4,831,085
Asset charges payable ............................................            --             --           288
                                                                      ----------     ----------   -----------
Total liabilities ................................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
                                                                      $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
NET ASSETS:
Accumulation units ...............................................    $      336     $      512   $   558,120
Contracts in payout (annuitization)
 period ..........................................................            --             --            --
                                                                      ----------     ----------   -----------
Total net assets .................................................    $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
Units outstanding ................................................            40             57        72,280
                                                                      ==========     ==========   ===========
Unit value (accumulation)  .......................................    $     8.40     $     8.98   $      7.72
                                                                      ==========     ==========   ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001

                                                                 JANUS ASPEN   JANUS ASPEN
                                                                   GLOBAL       WORLDWIDE
                                                                 TECHNOLOGY      GROWTH
                                                                 SUBACCOUNT*   SUBACCOUNT*
                                                                 -----------   ------------
ASSETS
Investment in shares of portfolios of:
 Outside Trust, at value ......................................  $      314     $  570,793
Receivable from portfolio/JHVLICO .............................          --      4,693,676
                                                                 ----------     ----------
Total assets ..................................................         314      5,264,469
LIABILITIES
Payable to portfolio/JHVLICO ..................................          --      4,693,394
Asset charges payable .........................................          --            282
                                                                 ----------     ----------
Total liabilities .............................................          --      4,693,676
                                                                 ----------     ----------
                                                                 $      314     $  570,793
                                                                 ==========     ==========
NET ASSETS:
Accumulation units ............................................  $      314     $  570,793
Contracts in payout (annuitization) period ....................          --             --
                                                                 ----------     ----------
Total net assets ..............................................  $      314     $  570,793
                                                                 ==========     ==========
Units outstanding .............................................          52         75,940
                                                                 ==========     ==========
Unit value (accumulation) .....................................  $     6.04     $     7.52
                                                                 ==========     ==========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                           LARGE                                   INTERNATIONAL      SMALL
                            CAP          ACTIVE       EMERGING        EQUITY           CAP
                           GROWTH         BOND         MARKETS         INDEX          GROWTH
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -------------  ------------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $    203,453   $ 5,689,775   $     9,229   $   304,373     $         --
                        ------------   -----------   -----------   -----------     ------------
Total investment
 income ...............      203,453     5,689,775         9,229       304,373               --
Expenses:
 Mortality and expense
  risks ...............    2,229,758     1,397,041        72,056       266,210          631,776
                        ------------   -----------   -----------   -----------     ------------
Net investment income
 (loss) ...............   (2,026,305)    4,292,734       (62,827)       38,163          631,776
Realized gains
 (losses) on
 investments:
 Realized loss on sale
  of portfolio shares..  (50,070,598)   (2,704,140)   (5,664,611)   (3,135,739)     (12,606,746)
 Realized gain
  distributions .......           --            --            --         2,856               --
                        ------------   -----------   -----------   -----------     ------------
Realized losses .......  (50,070,598)   (2,704,140)   (5,664,611)   (3,132,883)     (12,606,746)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........   11,273,351     4,307,789     5,079,761    (1,712,551)       3,299,369
                        ------------   -----------   -----------   -----------     ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $(40,823,552)  $ 5,896,383   $  (647,677)  $(4,807,271)    $ (9,939,153)
                        ============   ===========   ===========   ===========     ============



                                         MID           LARGE                     SMALL/MID
                          GLOBAL         CAP            CAP          MONEY          CAP
                         BALANCED       GROWTH         VALUE         MARKET        GROWTH
                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  -------------  -------------  ----------  ---------------
Investment income:
Income:
 Dividends ............ $   61,399   $         --   $    878,278   $3,487,412   $         --
                        ----------   ------------   ------------   ----------   ------------
Total investment
 income ...............     61,399             --        878,278    3,487,412             --
Expenses:
 Mortality and expense
  risks ...............     69,597      1,067,470        847,902    1,225,156        626,653
                        ----------   ------------   ------------   ----------   ------------
Net investment income
 (loss) ...............     (8,198)    (1,067,470)        30,376    2,262,256       (626,653)
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (946,796)   (35,212,040)     1,785,492           --     (4,987,341)
 Realized gain
  distributions .......         --             --        520,445           --             --
                        ----------   ------------   ------------   ----------   ------------
Realized gains
 (losses) .............   (946,796)   (35,212,040)     2,305,937           --     (4,987,341)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    523,739     (7,734,206)    (2,596,636)          --      5,084,368
                        ----------   ------------   ------------   ----------   ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ (431,255)  $(44,013,716)  $   (260,323)  $2,262,256   $   (529,626)
                        ==========   ============   ============   ==========   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    SMALL/MID      REAL
                           BOND        CAP        ESTATE        GROWTH &
                          INDEX        CORE       EQUITY         INCOME         MANAGED
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        ----------  ----------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $ 259,163   $  11,489   $   635,241   $  1,470,819    $  8,853,252
                        ---------   ---------   -----------   ------------    ------------
Total investment
 income ...............   259,163      11,489       635,241      1,470,819       8,853,252
Expenses:
 Mortality and expense
  risks ...............    63,940      31,502       242,874      4,939,976       6,181,875
                        ---------   ---------   -----------   ------------    ------------
Net investment income
 (loss) ...............   195,223     (20,013)      392,367     (3,469,157)      2,671,377
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   183,442    (208,548)   (1,381,438)   (87,393,172)    (29,991,982)
 Realized gain
  distributions .......     5,271          --       373,296             --       1,382,061
                        ---------   ---------   -----------   ------------    ------------
Realized gains
 (losses) .............   188,713    (208,548)   (1,008,142)   (87,393,172)    (28,609,921)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........  (131,220)    136,242     1,274,165     17,171,695       2,609,007
                        ---------   ---------   -----------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ 252,716   $ (92,319)  $   658,390   $(73,690,634)   $(23,329,537)
                        =========   =========   ===========   ============    ============



                           SHORT         SMALL                                           HIGH
                           TERM           CAP         INTERNATIONAL     EQUITY           YIELD
                           BOND          EQUITY       OPPORTUNITIES      INDEX           BOND
                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -----------  ---------------  -------------  --------------  --------------
Investment income:
Income:
 Dividends ............ $1,281,701   $        5,612   $   102,818    $   1,002,337      $ 363,433
                        ----------   --------------   -----------    -------------    -----------
Total investment
 income ...............  1,281,701            5,612       102,818        1,002,337        363,433
Expenses:
 Mortality and expense
  risks ...............    352,665          213,531       189,229        1,271,323         57,802
                        ----------   --------------   -----------    -------------    -----------
Net investment income
 (loss) ...............    929,036         (207,919)      (86,411)        (268,986)       305,631
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (101,153)      (5,159,271)   (5,917,367)       1,931,660       (621,587)
 Realized gain
  distributions .......         --               --            --        1,685,001             --
                        ----------   --------------   -----------    -------------    -----------
Realized gains
 (losses) .............   (101,153)      (5,159,271)   (5,917,367)       3,616,661       (621,587)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    816,402        4,035,555     2,218,750      (18,201,709)       306,068
                        ----------   --------------   -----------    -------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $1,644,285   $   (1,331,635)  $(3,785,028)   $ (14,854,034)   $    (9,888)
                        ==========   ==============   ===========    =============    ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2001

                                                                  LARGE                        LARGE
                                                                   CAP            SMALL         CAP
                                                    GLOBAL      AGGRESSIVE         CAP         VALUE     INTERNATIONAL
                                                     BOND        GROWTH           VALUE         CORE        EQUITY
                                                  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------    ----------      ----------   ----------   ------------
Investment income:
Income:
 Dividends ...............................        $ 686,376       $      --     $  47,211    $   4,146    $   1,459
                                                  ---------       ---------     ---------    ---------    ---------
Total investment income ..................          686,376              --        47,211        4,146        1,459
Expenses:
 Mortality and expense risks .............          365,360           9,442        96,884        6,121        2,572
                                                  ---------       ---------     ---------    ---------    ---------
Net investment income(loss)...............          321,016          (9,442)      (49,673)      (1,975)      (1,113)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares .......................         (815,512)       (389,598)      160,461       (6,295)     (48,008)
 Realized gain distributions .............               --              --        33,501           --           --
                                                  ---------       ---------     ---------    ---------    ---------
Realized gains (losses) ..................         (815,512)       (389,598)      193,962       (6,295)     (48,008)
Change in unrealized appreciation
 (depreciation) during the period ........         (446,849)        252,954       772,484        8,973         (872)
                                                  ---------       ---------     ---------    ---------    ---------
Net increase(decrease) in net assets
 resulting from operations ...............        $(941,345)      $(146,086)    $ 916,773    $     703    $ (49,993)
                                                  =========       =========     =========    =========    =========

                                                          LARGE/MID      V.A.       FIDELITY     FIDELITY
                                            FUNDAMENTAL      CAP       FINANCIAL     VIP II         VIP
                                              GROWTH       VALUE     INDUSTRIES   CONTRAFUND     OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT  SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                           ------------  ----------  -----------  -----------  ------------
Investment income:
Income:
 Dividends ..........................       $        --  $    11,986 $         2  $        --    $      --
                                            -----------  ----------- -----------  -----------  -----------
Total investment income .............                --       11,986           2           --           --
Expenses:
 Mortality and expense risks ........            23,863       24,112           9            2          780
                                            -----------  ----------- -----------  -----------  -----------
Net investment loss .................           (23,863)     (12,126)         (7)          (2)        (780)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares ..................        (2,209,497)     (57,244)       (340)          (1)      29,006
 Realized gain distributions.........                --           --          11           --           --
                                            -----------  ----------- -----------  -----------  -----------
Realized gains
 (losses)  ..........................        (2,209,497)     (57,244)       (329)          (1)      29,006
Change in unrealized appreciation
 (depreciation) during the period....         1,092,930      122,795           3          (13)       6,457
                                            -----------  ----------- -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations ..........       $(1,140,430) $    53,425 $      (333)         (16) $    34,683
                                            ===========  =========== ===========  ===========  ===========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                            JANUS ASPEN   JANUS ASPEN
                                                                              GLOBAL       WORLDWIDE
                                                                            TECHNOLOGY      GROWTH
                                                                            SUBACCOUNT*   SUBACCOUNT*
                                                                            -----------  -------------
Investment income:
Income:
 Dividends .............................................................     $       3     $     688
                                                                             ---------     ---------
Total investment income ................................................             3           688
Expenses:
 Mortality and expense risks ...........................................             2         1,216
                                                                             ---------     ---------
Net investment income (loss) ...........................................             1          (528)
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio shares ......................           (60)      101,675
 Realized gain distributions ...........................................            --            --
                                                                             ---------     ---------
Realized gains (losses)  ...............................................           (60)      101,675
Change in unrealized appreciation (depreciation)during the period.......           (44)        2,414
                                                                             ---------     ---------
Net increase (decrease) in net assets resulting from operations.........     $    (103)    $ 103,561
                                                                             =========     =========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                LARGE CAP                       ACTIVE
                                                            GROWTH SUBACCOUNT               BOND SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                          2001            2000            2001            2000
                                                      -------------  --------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $  (2,026,305)  $  34,182,284   $  4,292,734    $  5,833,657
 Realized gains (losses) ...........................    (50,070,598)      8,528,313     (2,704,140)     (1,256,572)
 Change in unrealized appreciation
  (depreciation) during the period .................     11,273,351    (100,308,081)     4,307,789       5,273,102
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
  from operations ..................................    (40,823,552)    (57,597,474)     5,896,383       9,850,187
Contract transactions:
 Net payments received from contractowners .........      2,086,538      65,335,187      1,268,554       9,556,721
 Net transfers for contract benefits
  and terminations .................................    (93,050,951)    (40,890,449)   (71,629,600)    (24,918,718)
Net transfers between subaccounts ..................    (16,199,364)             --      8,328,683              --
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (107,163,777)      24,44,738    (62,032,363)    (15,361,997)
                                                      -------------   -------------   ------------    ------------
Total decrease in net assets .......................   (147,987,329)    (33,152,736)   (56,135,980)     (5,511,810)
Net assets at beginning of period ..................    240,353,702     273,506,438    118,553,998     124,065,808
                                                      -------------   -------------   ------------    ------------
 Net assets at end of period .......................  $  92,366,373   $ 240,353,702   $ 62,418,018    $118,553,998
                                                      =============   =============   ============    ============

                                                                 EMERGING                 INTERNATIONAL EQUITY
                                                            MARKETS SUBACCOUNT              INDEX SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                           2001            2000           2001             2000
                                                      --------------  -------------   -------------   ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $      (62,827) $     462,429   $     38,163    $    956,077
 Realized gains (losses) ...........................      (5,664,611)       316,493     (3,132,883)      1,002,123
 Change in unrealized appreciation
  (depreciation) during the period .................       5,079,761     (6,239,736)    (1,712,551)     (8,313,893)
                                                      --------------  -------------   ------------    ------------
Net decrease in net assets resulting from
 operations ........................................        (647,677)    (5,460,814)    (4,807,271)     (6,355,693)
Contract transactions:
 Net payments received from contractowners .........         127,782      8,973,622        890,164       4,530,688
 Net transfers for contract benefits and
  terminations .....................................      (3,503,652)    (1,941,335)   (10,303,514)     (8,443,242)
Net transfers between subaccounts ..................        (129,776)            --     (2,197,741)             --
                                                      --------------  -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................      (3,505,646)     7,032,287    (11,611,091)     (3,912,554)
                                                      --------------  -------------   ------------    ------------
Total increase (decrease) in net assets ............      (4,153,323)     1,571,473    (16,418,362)    (10,268,247)
Net assets at beginning of period ..................       6,768,664      5,197,191     26,700,750      36,968,997
                                                      --------------  -------------   ------------    ------------
Net assets at end of period ........................  $    2,615,341  $   6,768,664   $ 10,282,388    $ 26,700,750
                                                      ==============  =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                        SMALL CAP GROWTH                 GLOBAL BALANCED
                                                           SUBACCOUNT                      SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001           2000             2001            2000
                                                   ------------  ---------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $   (631,776)   $   5,599,312   $     (8,198)   $    235,604
 Realized gains (losses) .......................    (12,606,746)       3,803,070       (946,796)        (56,665)
 Change in unrealized appreciation
  (depreciation) during the period .............      3,299,369      (35,118,496)       523,739      (1,033,910)
                                                   ------------    -------------   ------------    ------------
Net decrease in net assets resulting
 from operations ...............................     (9,939,153)     (25,716,114)      (431,255)       (854,971)
Contract transactions:
 Net payments received from contractowners .....        864,468       36,537,939        100,519         678,189
 Net transfers for contract benefits and
  terminations .................................    (28,965,801)      (4,854,211)    (3,884,230)     (1,260,217)
Net transfers between subaccounts ..............     (4,830,646)              --       (362,946)             --
                                                   ------------    -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................    (32,931,979)      31,683,728     (4,146,657)       (582,028)
                                                   ------------    -------------   ------------    ------------
Total increase (decrease) in net assets ........    (42,871,132)       5,967,614     (4,577,912)     (1,436,999)
Net assets at beginning of period ..............     69,602,351       63,634,737      7,041,477       8,478,476
                                                   ------------    -------------   ------------    ------------
Net assets at end of period ....................   $ 26,731,219    $  69,602,351   $  2,463,565    $  7,041,477
                                                   ============    =============   ============    ============


                                                          MID CAP GROWTH                  LARGE CAP VALUE
                                                            SUBACCOUNT                       SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001            2000            2001             2000
                                                   -------------   -------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $  (1,067,470)  $  18,953,345   $     30,376    $  3,042,921
 Realized gains (losses) .......................     (35,212,040)     13,913,720      2,305,937       1,176,156
 Change in unrealized appreciation
  (depreciation) during the period .............      (7,734,206)   (120,345,150)    (2,596,636)      2,952,363
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from operations ...............................     (44,013,716)    (87,478,085)      (260,323)      7,171,440
Contract transactions:
 Net payments received from contractowners .....       1,815,133      71,460,179      1,023,645      10,428,322
 Net transfers for contract benefits and
  terminations .................................     (43,341,054)    (24,181,991)   (38,618,889)    (11,309,563)
Net transfers between subaccounts ..............      (7,334,076)             --      4,606,344              --
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................     (48,859,997)     47,278,188    (32,988,900)       (881,241)
                                                   -------------   -------------   ------------    ------------
Total increase (decrease) in net assets ........     (92,873,713)    (40,199,897)   (33,249,223)      6,290,199
Net assets at beginning of period ..............     131,896,716     172,096,613     72,749,257      66,459,058
                                                   -------------   -------------   ------------    ------------
Net assets at end of period ....................   $  39,023,003   $ 131,896,716   $ 39,500,034    $ 72,749,257
                                                   =============   =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                    MONEY MARKET              SMALL/MID CAP GROWTH
                                     SUBACCOUNT                    SUBACCOUNT
                            ----------------------------   -----------------------------
                                2001           2000            2001           2000
                            -------------  --------------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $  2,262,256   $   4,863,580   $   (626,653)   $ 4,823,939
 Realized losses .........            --              --     (4,987,341)      (207,296)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......            --              --      5,084,368       (571,116)
                            ------------   -------------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     2,262,256       4,863,580       (529,626)     4,045,527
Contract transactions:
 Net payments received
  from contractowners ....    22,210,349      67,485,655        488,067      3,130,030
 Net transfers for
  contract benefits
  and terminations .......   (81,840,371)   (117,965,591)   (22,571,336)    (9,220,647)
Net transfers between
 subaccounts .............    31,716,615              --     (1,118,336)            --
                            ------------   -------------   ------------    -----------
Net decrease in net
 assets resulting from
 contract transactions ...   (27,913,407)    (50,479,936)   (23,201,605)    (6,090,617)
                            ------------   -------------   ------------    -----------
Total decrease in net
 assets ..................   (25,651,151)    (45,616,356)   (23,731,231)    (2,045,090)
Net assets at
 beginning of period .....    97,389,376     143,005,732     54,779,319     56,824,409
                            ------------   -------------   ------------    -----------
Net assets at end of
 period ..................  $ 71,738,225   $  97,389,376   $ 31,048,088    $54,779,319
                            ============   =============   ============    ===========

                                       BOND INDEX                    SMALL/MID CAP CORE
                                       SUBACCOUNT                        SUBACCOUNT
                            --------------------------------   ----------------------------------
                                2001             2000              2001              2000
                            -------------  ------------------  --------------  ------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $    195,223   $         166,928   $     (20,013)   $        94,058
 Realized gains
  (losses) ...............       188,713             (20,368)       (208,548)            74,299
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......      (131,220)            181,505         136,242           (187,688)
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............       252,716             328,065         (92,319)           (19,331)
Contract transactions:
 Net payments received
  from contractowners ....       173,254           2,436,063          59,860          2,547,374
 Net transfers for
  contract benefits
  and terminations .......    (5,060,349)           (309,812)     (1,821,328)          (218,905)
Net transfers between
 subaccounts .............     3,364,836                  --         212,468                --
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...    (1,522,259)          2,126,251      (1,549,000)         2,328,469
                            ------------   -----------------   -------------    ---------------
Total increase
 (decrease) in net
 assets ..................    (1,269,543)          2,454,316      (1,641,319)         2,309,138
Net assets at
 beginning of period .....     4,414,184           1,959,868       3,061,205            752,067
                            ------------   -----------------   -------------    ---------------
Net assets at end of
 period ..................  $  3,144,641   $       4,414,184   $   1,419,886    $     3,061,205
                            ============   =================   =============    ===============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                  REAL ESTATE                    GROWTH &
                                    EQUITY                        INCOME
                                  SUBACCOUNT                    SUBACCOUNT
                           -------------------------   --------------------------------
                              2001          2000           2001             2000
                           ------------  ------------  --------------  ----------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) ................. $   392,367   $ 1,524,647   $  (3,469,157)   $  85,310,657
 Realized gains
  (losses) ...............  (1,008,142)     (777,109)    (87,393,172)      12,880,941
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......   1,274,165     3,486,127      17,171,695     (184,133,054)
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     658,390     4,233,665     (73,690,634)     (85,941,456)
Contract transactions:
 Net payments received
  from contractowners.....     283,234     3,489,152       4,650,578       52,082,587
 Net transfers for
  contract benefits
  and terminations .......  (9,002,876)   (2,491,176)   (206,730,146)     (87,436,548)
Net transfers between
 subaccounts .............    (460,285)           --     (20,193,550)              --
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...  (9,179,927)      997,976    (222,273,118)     (35,353,961)
                           -----------   -----------   -------------    -------------
Total increase
 (decrease) in net
 assets ..................  (8,521,537)    5,231,641    (295,963,752)    (121,295,417)
Net assets at
 beginning of period. ....  20,804,249    15,572,608     499,940,105      621,235,522
                           -----------   -----------   -------------    -------------
Net assets at end of
 period .................. $12,282,712   $20,804,249   $ 203,976,353    $ 499,940,105
                           ===========   ===========   =============    =============

                                         MANAGED                        SHORT TERM BOND
                                        SUBACCOUNT                        SUBACCOUNT
                             --------------------------------   ----------------------------------
                                 2001              2000               2001              2000
                             --------------  -----------------  -----------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income       $   2,671,377   $     55,127,062   $        929,036    $  1,479,282
 Realized gains
  (losses) ...............     (28,609,921)         4,812,744           (101,153)       (172,407)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......       2,609,007        (69,181,388)           816,402         633,709
                             -------------   ----------------   ----------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     (23,329,537)        (9,241,582)         1,644,285       1,940,584
Contract transactions:
 Net payments received
  from contractowners ....       5,219,403         54,596,604            429,414       4,688,037
 Net transfers for
  contract benefits
  and terminations .......    (305,386,718)       (95,992,261)       (20,842,087)     (5,844,588)
Net transfers between
 subaccounts .............     (13,578,531)                 --         2,281,113              --
                             -------------   ----------------   ----------------    ------------
Net decrease in net
 assets resulting from
 contract transactions ...    (313,745,846)       (41,395,657)       (18,131,560)     (1,156,551)
                             -------------   ----------------   ----------------    ------------
Total increase
 (decrease) in net
 assets ..................    (337,075,383)       (50,637,239)       (16,487,275)        784,033
Net assets at
 beginning of period .....     589,124,080        639,761,319         31,582,236      30,798,203
                             -------------   ----------------   ----------------    ------------
Net assets at end of
 period ..................   $ 252,048,697   $    589,124,080   $     15,094,961    $ 31,582,236
                             =============   ================   ================    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,


                                                                 SMALL                      INTERNATIONAL
                                                               CAP EQUITY                   OPPORTUNITIES
                                                               SUBACCOUNT                     SUBACCOUNT
                                                      ----------------------------   ----------------------------
                                                          2001           2000            2001            2000
                                                      ------------  --------------   -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (207,919)  $  1,212,739    $   (86,411)   $    916,494
 Realized gains (losses) ...........................    (5,159,271)      (409,781)    (5,917,367)        684,857
 Change in unrealized appreciation
  (depreciation) during the period .................     4,035,555     (2,948,219)     2,218,750      (5,770,232)
                                                      ------------   ------------    -----------    ------------
Net decrease in net assets resulting
 from operations ...................................    (1,331,635)    (2,145,261)    (3,785,028)     (4,168,881)
Contract transactions:
 Net payments received from contractowners .........       288,807      3,462,412        520,351       9,932,745
 Net transfers for contract benefits and
  terminations .....................................    (9,260,642)    (3,579,937)    (8,886,090)     (2,535,005)
Net transfers between subaccounts ..................       907,959             --       (194,555)             --
                                                      ------------   ------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................    (8,063,876)      (117,525)    (8,560,294)      7,397,740
                                                      -----------    ------------   ------------    ------------
Total increase (decrease) in net assets ............    (9,395,511)    (2,262,786)   (12,345,322)      3,228,859
Net assets at beginning of period. .................    18,953,711     21,216,497     20,270,097      17,041,238
                                                      ------------   ------------   ------------    ------------
Net assets at end of period ........................  $  9,558,200   $ 18,953,711   $  7,924,775    $ 20,270,097
                                                      ============   ============   ============    ============

                                                              EQUITY INDEX                 HIGH YIELD BOND
                                                               SUBACCOUNT                    SUBACCOUNT
                                                      ----------------------------  ----------------------------
                                                          2001           2000            2001           2000
                                                      -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (268,986)  $  4,895,202   $    305,631   $    238,168
 Realized gains (losses) ...........................     3,616,661      4,914,310       (621,587)      (115,297)
 Change in unrealized appreciation
  (depreciation) during the period .................   (18,201,709)   (25,530,057)       306,068       (545,461)
                                                      ------------   ------------   ------------   ------------
Net decrease in net assets resulting
 from operations ...................................   (14,854,034)   (15,720,545)        (9,888)      (422,590)
Contract transactions:
 Net payments received from contractowners .........       708,950     26,360,785        293,801      1,766,976
 Net transfers for contract benefits and
  terminations .....................................   (63,575,384)   (15,702,200)    (4,798,798)      (401,293)
Net transfers between subaccounts ..................    (7,675,368)            --      3,063,789             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (70,541,802)    10,658,585     (1,441,208)     1,365,683
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets ............   (85,395,836)    (5,061,960)    (1,451,096)       943,093
Net assets at beginning of period ..................   135,162,143    140,224,103      3,714,588      2,771,495
                                                      ------------   ------------   ------------   ------------
Net assets at end of period ........................  $ 49,766,307   $135,162,143   $  2,263,492   $  3,714,588
                                                      ============   ============   ============   ============



See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                 GLOBAL                    LARGE CAP
                                                                                  BOND                 AGGRESSIVE GROWTH
                                                                               SUBACCOUNT                  SUBACCOUNT
                                                                      ----------------------------  -------------------------
                                                                          2001           2000         2001         2000*
                                                                      -------------  -------------  ----------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    321,016   $  1,609,614   $  (9,442)   $   11,687
 Realized gains (losses) ...........................................      (815,512)      (383,421)   (389,598)       11,945
 Change in unrealized appreciation (depreciation)
  during the period ................................................      (446,849)     2,172,446     252,954      (251,150)
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 operations ........................................................     3,398,639       (146,086)   (227,518)     (941,345)
Contract transactions:
 Net payments received from contractowners .........................       324,924      3,554,224      30,086     1,442,850
 Net transfers for contract benefits and
  terminations .....................................................   (19,759,438)   (10,922,509)   (834,338)     (232,118)
Net transfers between subaccounts ..................................      (845,689)            --     233,697            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................   (20,280,203)    (7,368,285)   (570,555)    1,210,732
                                                                      ------------   ------------   ---------    ----------
Total increase (decrease) in net assets ............................   (21,221,548)    (3,969,646)   (716,641)      983,214
Net assets at beginning of period ..................................    35,242,269     39,211,915     983,214            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $ 14,020,721   $ 35,242,269   $ 266,573    $  983,214
                                                                      ============   ============   =========    ==========

                                                                                 SMALL CAP                 LARGE CAP
                                                                                   VALUE                   VALUE CORE
                                                                                SUBACCOUNT                 SUBACCOUNT
                                                                      ----------------------------  ------------------------
                                                                          2001           2000*         2001          2000*
                                                                      -------------  -------------  ----------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    (49,673)  $    666,204   $  (1,975)   $    2,166
 Realized gains (losses) ...........................................       193,962         26,896      (6,295)          494
 Change in unrealized appreciation (depreciation)
  during the period. ...............................................       772,484       (344,246)      8,973         3,674
                                                                      ------------   ------------   ---------    ----------
Net increase in net assets resulting from operations ...............       916,773        348,854         703         6,334
Contract transactions:
 Net payments received from contractowners .........................       110,330      5,769,998      30,107       222,657
 Net transfers for contract benefits and
  terminations .....................................................    (5,705,423)      (796,480)   (195,862)      (11,756)
Net transfers between subaccounts ..................................     5,278,195             --     624,153            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................      (316,898)     4,973,518     458,398       210,901
                                                                      ------------   ------------   ---------    ----------
Total increase in net assets .......................................       599,875      5,322,372     459,101       217,235
Net assets at beginning of period. .................................     5,322,372             --     217,235            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $  5,922,247   $  5,322,372   $ 676,336    $  217,235
                                                                      ============   ============   =========    ==========

* From May 1, 2000 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31,


                                                               INTERNATIONAL                                FUNDAMENTAL
                                                                  EQUITY                                      GROWTH
                                                                 SUBACCOUNT                                 SUBACCOUNT
                                                     ----------------------------------          -----------------------------------
                                                         2001                 2000*                  2001                  2000*
                                                     -----------          -------------          ------------          -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  ..................    $     (1,113)         $      4,738          $    (23,863)         $    381,971
 Realized losses ................................         (48,008)                  (69)           (2,209,497)             (120,350)
 Change in unrealized appreciation (depreciation)
   during the period ............................            (872)              (17,524)            1,092,930            (1,181,717)
                                                     ------------          ------------          ------------          ------------
Net decrease in net assets resulting from
   operations ...................................         (49,993)              (12,855)           (1,140,430)             (920,096)
Contract transactions:
 Net payments received from contractowners ......          19,584               174,125                83,391            11,087,242
 Net transfers for contract benefits and
  terminations ..................................        (123,214)               (2,457)             (815,168)           (6,228,232)
Net transfers between subaccounts ...............         127,665                    --            (1,385,991)                   --
                                                     ------------          ------------          ------------          ------------
Net increase (decrease) in net assets resulting
  from contract transactions ....................          24,035               171,668            (2,117,768)            4,859,010
                                                     ------------          ------------          ------------          ------------
Total increase (decrease) in net assets .........         (25,958)              158,813            (3,258,198)            3,938,914
Net assets at beginning of period ...............         158,813                    --             3,938,914                    --
                                                     ------------          ------------          ------------          ------------
Net assets at end of period .....................    $    132,855          $    158,813          $    680,716          $  3,938,914
                                                     ============          ============          ============          ============

                                                                                                            V.A.         FIDELITY
                                                                                   LARGE/MID              FINANCIAL       VIP II
                                                                                   CAP VALUE             INDUSTRIES     CONTRAFUND
                                                                                   SUBACCOUNT            SUBACCOUNT     SUBACCOUNT
                                                                          ----------------------------   -----------    ----------
                                                                              2001             2000*        2001**        2001**
                                                                          ------------      ----------   -----------    ----------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  .........................................  $    (12,126)     $    4,019      $     (7)   $      (2)
 Realized gains (losses)  ..............................................       (57,244)          4,011          (329)          (1)
 Change in unrealized appreciation (depreciation) during the period ....       122,795          10,038             3          (13)
                                                                          ------------      ----------      --------    ---------
Net increase (decrease) in net assets resulting from operations ........        53,425          18,068          (333)         (16)
Contract transactions:
 Net payments received from contractowners .............................       166,068         515,109            65          193
 Net transfers for contract benefits and terminations ..................    (1,484,512)       (127,897)           --           --
Net transfers between subaccounts ......................................    22,324,060              --           604          335
                                                                          ------------      ----------      --------    ---------
Net increase in net assets resulting from contract transactions ........    21,005,616         387,212           669          528
                                                                          ------------      ----------      --------    ---------
Total increase in net assets ...........................................    21,059,041         405,280           336          512
Net assets at beginning of period ......................................       405,280              --            --           --
                                                                          ------------      ----------      --------    ---------
Net assets at end of period ............................................  $ 21,464,321      $  405,280      $    336    $     512
                                                                          ============      ==========      ========    =========

 *  From May 1, 2000 (Commencement of operations)

 ** From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       FOR THE PERIODS ENDED DECEMBER 31,

                                                                               FIDELITY    JANUS ASPEN     JANUS ASPEN
                                                                                  VIP         GLOBAL        WORLDWIDE
                                                                               OVERSEAS     TECHNOLOGY        GROWTH
                                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                                              -----------   -----------     -----------
                                                                                 2001*         2001*           2001*
                                                                              -----------   -----------     -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..............................................  $      (780)    $       1     $      (528)
 Realized gains (losses)  ..................................................       29,006           (60)        101,675
 Change in unrealized appreciation (depreciation) during the period ........        6,457           (44)          2,414
                                                                              -----------     ---------     -----------
Net increase (decrease) in net assets resulting from operations ............       34,683          (103)        103,561
Contract transactions:
 Net payments received from contractowners .................................       30,122           132          43,880
 Net transfers for contract benefits and terminations ......................       (3,503)           --      (2,675,574)
Net transfers between subaccounts ..........................................      496,818           285       3,098,926
                                                                              -----------     ---------     -----------
Net increase in net assets resulting from contract transactions ............      523,437           417         467,232
                                                                              -----------     ---------     -----------
Total increase in net assets ...............................................      558,120           314         570,793
Net assets at beginning of period ..........................................           --            --              --
                                                                              -----------     ---------     -----------
Net assets at end of period ................................................  $   558,120     $     314     $   570,793
                                                                              ===========     =========     ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                              NOTES TO FINANCIALS

                               DECEMBER 31, 2001

1.  ORGANIZATION

  John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Independence Preferred #1, Marketplace Variable Annuity #2, Independence 2000 #3 and Annuity Net #4 Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), John Hancock Declaration Trust (Declaration Trust) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new Portfolios are added to the Trust, Declaration Trust or to the Outside Trusts, or as other investment options are developed and made available to contractowners. The thirty-two Portfolios of the Trust, Declaration Trust and the Outside Trusts, which are currently available are the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High-Yield Bond, Global Bond, Large Cap Aggressive Balanced, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Portfolios. Each portfolio has a different investment objective.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Trust, Declaration Trust and of the Outside Trusts are valued at the reported net asset values of the respective Portfolios.
 Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 Net Assets in Payout (Annuitization) Period

  A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states.
 The mortality risk is borne entirely by John Hancock Variable Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by John Hancock Variable Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which net asset charges are deducted at an annual rate of 1.50%, 1.00%, 1.40% and 0.65% of net assets of the Independence Preferred, Marketplace Variable Annuity, Independence 2000 and Annuity Net Contracts, respectively.

  JHVLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contractowner transaction

 Amounts Receivable/Payable

  Receivables/Payables to/from portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective portfolio and/or John Hancock Variable Life Insurance Company for the benefit of contractowners.

3.  TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 4.  NEW AUDIT GUIDE

  Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Account have changed as a result of the adoption of the Guide. The financial statement presentation of the account for the years prior to 2001 have not been restated.

 5.  DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts at December 31, 2001 were as follows:

            SUBACCOUNT               SHARES OWNED      COST          VALUE
-----------------------------------  ------------  ------------  --------------
Large Cap Growth .................     5,942,712   $142,795,177    $92,366,373
Active Bond ......................     6,533,492     62,953,198     62,418,018
Emerging Markets .................       406,211      2,687,125      2,615,341
International Equity Index .......       851,629     14,737,515     10,282,388
Small Cap Growth .................     2,270,594     37,980,544     26,731,219
Global Balanced ..................       287,556      2,959,474      2,463,566
Mid Cap Growth ...................     3,966,062     98,102,709     39,023,003
Large Cap Value ..................     2,790,659     39,659,395     39,500,034
Money Market .....................    71,743,914     71,738,225     71,738,225
Small/Mid Cap Growth .............     2,203,356     31,930,203     31,048,088
Bond Index .......................       318,044      3,166,283      3,144,641
Small/Mid Cap CORE ...............       144,644      1,437,560      1,419,886
Real Estate Equity ...............       906,688     11,887,315     12,282,712
Growth & Income ..................    17,094,663    302,670,663    203,976,353
Managed ..........................    19,269,163    293,477,985    252,048,697
Short-Term Bond ..................     1,492,900     14,677,488     15,094,961
Small Cap Equity .................     1,087,245     11,241,534      9,558,200
International Opportunities ......       851,977      7,801,004      7,924,775
Equity Index .....................     3,351,051     64,204,746     49,766,307
High Yield Bond ..................       331,406      2,563,226      2,263,492
Global Bond ......................     1,439,813     14,722,183     14,020,721
Large Cap Aggressive Growth ......        32,838        264,769        266,573
Small Cap Value ..................       430,376      5,494,009      5,922,247
Large Cap Value CORE .............        68,777        663,689        676,336
International Equity .............        17,595        151,251        132,855
Fundamental Growth ...............        80,246        769,503        680,716
Large/Mid Cap Value ..............     2,012,881     21,331,487     21,464,321
V.A. Financial Industries ........            23            333            336
Fidelity VIP II Contrafund .......            26            525            512
Fidelity VIP Overseas ............        40,356        551,663        558,120
Janus Aspen Global Technology ....            77            358            314
Janus Aspen Worldwide Growth .....        20,112        568,379        570,793

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 5.  DETAILS OF INVESTMENTS (CONTINUED)

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts during 2001 were as follows:


                 SUBACCOUNT                     PURCHASES        SALES
---------------------------------------------  ------------  --------------
Large Cap Growth............................   $  2,423,465   $111,613,547
Active Bond.................................      9,612,318     67,351,947
Emerging Markets............................      2,953,386      6,521,859
International Equity Index..................        654,438     12,224,510
Small Cap Growth............................      7,292,632     40,856,387
Global Balanced.............................        132,105      4,286,959
Mid Cap Growth..............................      2,097,394     52,024,861
Large Cap Value.............................      5,423,288     37,861,367
Money Market................................    104,927,577    130,578,728
Small/Mid Cap Growth........................        684,981     24,513,239
Bond Index..................................      4,472,342      5,794,107
Small/Mid Cap CORE..........................        602,095      2,171,108
Real Estate Equity..........................      2,234,969     10,649,233
Growth & Income.............................      2,640,181    228,382,456
Managed.....................................     11,152,746    320,845,154
Short-Term Bond.............................      3,156,630     20,359,154
Small Cap Equity............................      2,883,973     11,155,768
International Opportunities.................     17,054,540     25,701,245
Equity Index................................      3,143,275     72,269,062
High Yield Bond.............................      4,637,190      5,772,767
Global Bond.................................      2,732,396     22,691,583
Large Cap Aggressive Growth.................        499,162      1,079,159
Small Cap Value.............................      6,004,808      6,337,878
Large Cap Value CORE........................        880,349        423,926
International Equity........................        234,176        211,254
Fundamental Growth..........................        708,385      2,850,016
Large/Mid Cap Value.........................     22,694,565      1,701,075
V.A. Financial Industries...................        145,367        144,694
Fidelity VIP II Contrafund..................            554             28
Fidelity VIP Overseas.......................     12,500,447     11,977,790
Janus Aspen Global Technology...............            712            294
Janus Aspen Worldwide Growth................     22,251,723     21,785,019

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6.  UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios were as follows:


                                                                     FOR THE YEAR OR PERIOD ENDED
                           AT DECEMBER 31, 2001                           DECEMBER 31, 2001
                    -----------------------------------  ----------------------------------------------------
                                UNIT FAIR                     EXPENSE       INVESTMENT           TOTAL
                    UNITS         VALUE         ASSETS        RATIO*          INCOME           RETURN***
    SUBACCOUNT      (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST   RATIO**       LOWEST TO HIGHEST
------------------  ------  -----------------  --------  -----------------  ----------  ---------------------
Large Cap Growth     3,854  $13.72 to $32.14   $ 92,366   1.00% to 1.50%      0.14%      (18.78)% to (18.33)%
Active Bond          3,662   10.60 to 21.06      62,418     .65 to 1.50       6.06           5.93 to 6.37
Emerging Markets       281    9.15 to 9.43        2,615     .65 to 1.50       0.20         (5.11) to (4.55)
International
 Equity Index          900    9.63 to 13.28      10,282    1.00 to 1.50       1.72         (21.37) to 25.86
Small Cap Growth     1,905    9.09 to 16.57      26,731    1.00 to 1.50       --/c/       (13.91) to (13.52)
Global Balanced        232    9.19 to 10.67       2,464    1.00 to 1.50       1.33         (7.90) to (7.37)
Mid Cap Growth       2,877    6.14 to 15.33      39,023    1.00 to 1.50       --/c/       (38.60) to (37.56)
Large Cap Value      2,272   10.02 to 17.46      39,500    1.00 to 1.50       1.55          (0.29) to 0.20
Money Market         5,639   10.32 to 14.94      71,738     .65 to 1.50       3.99          2.38 to 3.20/e/
Small/Mid Cap
 Growth              1,520   10.61 to 20.56      31,048    1.00 to 1.50       --/c/          1.34 to 1.85
Bond Index             280   11.23 to 11.40       3,145    1.00 to 1.50       6.07           6.23 to 6.64
Small/Mid Cap CORE     109   10.23 to 13.17       1,420    1.00 to 1.50       0.53         (0.99) to (0.45)
Real Estate Equity     634   13.08 to 27.25      12,283    1.00 to 1.50       3.86           4.16 to 4.72
Growth & Income      8,994   12.97 to 30.31     203,976    1.00 to 1.50       0.45        (16.71) to (16.32)
Managed             12,111   14.05 to 26.41     252,049    1.00 to 1.50       2.14         (4.29) to (3.77)
Short-Term Bond      1,079   12.76 to 14.05      15,095    1.00 to 1.50       5.35           6.48 to 7.05
Small Cap Equity       941    9.48 to 10.20       9,558    1.00 to 1.50       0.04         (5.14) to (4.72)
International
 Opportunities         788    7.85 to 10.32       7,925     .65 to 1.50       0.80       (22.08) to (21.50)/e/
Equity Index         2,871    8.66 to 17.43      49,766    1.00 to 1.50       1.16        (13.26) to (12.87)
High Yield Bond        250    9.05 to 9.98        2,263    1.00 to 1.50       9.44          (0.56) to 1.10
Global Bond          1,111    9.73 to 12.67       4,021     .65 to 1.50       2.75         (2.93) to (2.49)

                                                                       FOR THE YEAR OR PERIOD ENDED
                               AT DECEMBER 31, 2001                         DECEMBER 31, 2001
                        ----------------------------------  --------------------------------------------------
                                    UNIT FAIR                    EXPENSE       INVESTMENT          TOTAL
                        UNITS         VALUE        ASSETS        RATIO*          INCOME          RETURN***
      SUBACCOUNT        (000S)  LOWEST TO HIGHEST  (000S)   LOWEST TO HIGHEST   RATIO**      LOWEST TO HIGHEST
----------------------  ------  -----------------  -------  -----------------  ----------  -------------------
Global Bond             1,111    $9.73 to $12.67   $14,021    .65% to 1.50%      2.75%      (2.93)% to (2.49)%
Large Cap Aggressive
 Growth                    41     6.57 to 8.09         267    1.40 and 1.50        --/c/    (15.98) to (15.86)
Small Cap Value           443    11.65 to 13.38      5,922    0.65 to 1.50       0.75       16.50/e/ and 17.47
Large Cap Value CORE       68     9.59 to 9.98         676    1.40 and 1.50      0.97        (6.17) to (6.07)
International Equity       20     6.61 and 6.62        133    1.40 and 1.50      0.89       (24.00) and (52.58)
Fundamental Growth        114     5.99 and 6.00        681    1.40 and 1.50        --/c/    (33.18) and (33.30)
Large / Mid Cap Value   2,081     9.37 to 10.33     21,464    1.00 to 1.50       0.24       (8.44) to (6.30)/e/
V.A. Financial
 Industries                --/a/      8.40              --/b/      .65           0.73/d/        (16.00)/e/
Fidelity VIP II
 Contrafund                --/a/      9.04               1         .65             --/c/         (9.60)/e/
Fidelity VIP Overseas      72         7.72             558         .65             --/c/        (22.80)/e/
Janus Aspen Global
 Technologies              --/a/      6.00              --/b/      .65           1.13/d/        (40.00)/e/
Janus Aspen Worldwide
 Growth                    76         7.56             571         .65           0.26/d/        (24.40)/e/

 * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

 ** These amounts represent the dividends and other income received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccounts invest.

 *** These amounts represents the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the commencement date through the end of the reporting period

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6. UNIT VALUES (CONTINUED)

 a  Total accumulation units not greater than 500 units.

 b  Total net assets not greater than $500.

 c  Portfolio distributed no dividends during the period.

 d From commencement of operations as follows (Investment income ratio is annualized):

    V.A. Financial Industries            May 31, 2001
    Fidelity VIP II Contrafund           May 31, 2001
    Fidelity VIP Overseas                July 11, 2001
    Janus Aspen Global Technologies      June 21, 2001
    Janus Aspen Worldwide Growth         March 2, 2001

 e From January 5, 2001 (inception of investment option). $10 initial offering price.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 21, 2002

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                          DECEMBER 31
                                                         2001        2000
                                                      ----------   ---------
                                                        (IN MILLIONS)
ASSETS
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$82.1; 2000--$686.8)...........   $    83.7   $   715.4
 Available-for-sale--at fair value
  (cost: 2001--$2,391.9; 2000--$1,018.8)............     2,412.5     1,011.8
Equity securities:
 Available-for-sale--at fair value
  (cost: 2001--$12.1; 2000--$7.1)...................        13.1         8.1
Mortgage loans on real estate ......................       580.9       554.8
Real estate ........................................        20.6        23.9
Policy loans........................................       352.0       334.2
Short-term investments..............................          --        21.7
Other invested assets ..............................        39.6        34.8
                                                       ---------    --------
  Total Investments ................................     3,502.4     2,704.7


Cash and cash equivalent ...........................       115.4       277.3
Accrued investment income ..........................        60.8        52.1
Premiums and accounts receivable....................        12.5         7.0
Deferred policy acquisition costs...................     1,060.8       994.1
Reinsurance recoverable--Note 6 ....................       110.4        48.4
Other assets .......................................       121.8        28.2
Separate accounts assets............................     6,729.1     8,082.9
                                                       ---------    --------
  Total Assets .....................................   $11,713.2   $12,194.7
                                                       =========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31
                                                           2001        2000
                                                        ---------   ---------
                                                           (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits ...............................  $ 3,335.4   $ 2,754.2
Policyholders' funds .................................        3.0        14.2
Unearned revenue .....................................      221.0       212.0
Unpaid claims and claim expense reserves .............       25.0        11.1
Dividends payable to policyholders ...................        0.3         0.1
Income taxes--Note 5 .................................      191.1        64.2
Other liabilities.....................................      242.7       250.4
Separate accounts liabilities.........................    6,729.1     8,082.9
                                                        ---------   ---------
  Total Liabilities...................................   10,747.6    11,389.1
Shareholder's Equity--Note 8
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding ................        2.5         2.5
Additional paid in capital ...........................      572.4       572.4
Retained earnings.....................................      377.8       232.9
Accumulated other comprehensive loss .................       12.9        (2.2)
                                                        ---------   ---------
  Total Shareholder's Equity .........................      965.6       805.6
                                                        ---------   ---------
  Total Liabilities and Shareholder's Equity..........  $11,713.2   $12,194.7
                                                        =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                 YEAR ENDED DECEMBER 31
                                                                                 2001     2000     1999
                                                                               -------  -------  -------
                                                                                    (IN MILLIONS)
REVENUES
Premiums...................................................................    $ 60.1   $ 28.6    $  8.9
Universal life and investment-type product charges.........................     365.4    337.1     341.5
Net investment income--Note 3..............................................     227.0    213.4     174.6
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs of $(1.5), $(3.8)
 and $(0.5), respectively--Notes 1, 3, and 9...............................      (9.0)   (10.6)     (4.8)
Other revenue..............................................................      24.0      0.2       0.2
                                                                               ------   ------    ------
Total revenues.............................................................     667.5    568.7     520.4
BENEFITS AND EXPENSES
Benefits to policyholders .................................................     294.1    248.6     260.5
Other operating costs and expenses.........................................      76.2    116.8     117.5
Amortization of deferred policy acquisition costs, excluding amounts related to net realized investment and other
 gains (losses) of $(1.5), $(3.8) and $(0.5), respectively
 --Notes 1, 3 and 9........................................................      67.1     34.0      13.1
Dividends to policyholders.................................................      21.4     26.1      25.7
                                                                               ------   ------    ------
Total benefits and expenses................................................     458.8    425.5     416.8
                                                                               ------   ------    ------
Income before income taxes and cumulative effect of
 accounting change ........................................................     208.7    143.2     103.6
Income taxes--Note 5.......................................................      62.2     43.8      35.2
                                                                               ------   ------    ------
Income before cumulative effect of accounting change ......................     146.5     99.4      68.4
Cumulative effect of accounting change, net of tax.........................      (1.6)      --        --
                                                                               ------   ------    ------
Net income.................................................................    $144.9   $ 99.4    $ 68.4
                                                                               ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                                   ACCUMULATED
                                                            ADDITIONAL               OTHER          TOTAL       OUTSTANDING
                                                     COMMON   PAID IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S   SHARES (IN
                                                     STOCK    CAPITAL   EARNINGS     INCOME         EQUITY       THOUSANDS)
                                                     ------  ---------- --------  -------------  -------------  -------------
                                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 1999 ........................   $2.5     $377.5     $ 65.1      $ 12.3         $457.4          50.0
Comprehensive income:
Net income ........................................                         68.4                       68.4
Other comprehensive income, net of tax:
 Net unrealized losses ............................                                    (25.7)         (25.7)
                                                                                                     ------
Comprehensive income ..............................                                                    42.7
Capital contribution ..............................             194.9                                 194.9
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 1999 ......................   $2.5     $572.4     $133.5      $(13.4)        $695.0          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
Net income ........................................                         99.4                       99.4
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                     11.2           11.2
                                                                                                     ------
Comprehensive income ..............................                                                   110.6
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2000 ......................   $2.5     $572.4     $232.9        (2.2)        $805.6          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
 Net income .......................................                        144.9                      144.9
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                      7.9            7.9
                                                                                                     ------
Comprehensive income ..............................                                                   152.8
Change in accounting principle ....................                                      7.2            7.2
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2001 ......................   $2.5     $572.4     $377.8      $ 12.9         $965.6          50.0
                                                      ====     ======     ======      ======         ======          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31
                                                                                    2001       2000       1999
                                                                                  ----------  --------  ----------
                                                                                          (IN MILLIONS)
Cash flows from operating activities:
 Net income .................................................................     $   144.9   $  99.4    $  68.4
  Adjustments to reconcile net income to net cash provided (used) by operating activities:
    Amortization of discount - fixed maturities .............................          (0.4)     (1.9)       1.2
    Realized investment losses, net .........................................           9.0      10.6        4.8
    Change in deferred policy acquisition costs .............................         (74.1)   (141.5)    (126.5)
    Depreciation and amortization ...........................................           0.3       1.9        0.6
    Increase in accrued investment income ...................................          (8.6)    (10.2)      (3.5)
    Decrease (increase) in premiums and accounts receivable .................          (5.5)      0.3       (2.4)
    (Increase) decrease in other assets and other liabilities, net ..........        (159.2)     70.7      (58.2)
    Increase (decrease) in policy liabilities and accruals, net .............         289.1    (401.1)    (377.6)
    Increase in income taxes ................................................         118.7      22.5       33.8
                                                                                  ---------   -------    -------
    Net cash provided (used) by operating activities                                  314.2    (349.3)    (459.4)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale .......................................         184.6     194.6      204.3
  Equity securities available-for-sale ......................................           6.0       1.0        0.6
  Real estate ...............................................................           3.3       0.2       17.9
  Short-term investments and other invested assets ..........................            --       1.3        1.5
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity .........................................           4.5      79.9       75.8
  Fixed maturities available-for-sale .......................................         180.4      91.5       53.6
  Short-term investments and other invested assets ..........................          46.5      10.1         --
  Mortgage loans on real estate .............................................          66.4      85.6       35.8
 Purchases of:
  Fixed maturities held-to-maturity .........................................          (5.1)   (127.2)     (98.8)
  Fixed maturities available-for-sale .......................................      (1,112.3)   (424.7)    (250.9)
  Equity securities available-for-sale ......................................          (6.1)     (0.6)      (4.0)
  Real estate ...............................................................          (0.6)     (0.4)      (2.2)
  Short-term investments and other invested assets ..........................         (39.6)    (38.8)     (14.6)
  Mortgage loans on real estate issued ......................................         (85.0)   (100.5)     (90.3)
  Other, net ................................................................         (25.6)    (41.5)     (30.6)
                                                                                  ---------   -------    -------
   Net cash used in investing activities ....................................        (782.6)   (269.5)    (101.9)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                               YEAR ENDED DECEMBER 31
                                                                         2001          2000            1999
                                                                       ---------     ----------     ----------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
 Capital contribution from parent company ........................            --             --      $  194.9
 Universal life and investment-type contract deposits ............      $1,220.7       $1,067.2       1,026.3
 Universal life and investment-type contract maturities
     and withdrawals .............................................        (914.2)        (430.7)       (380.7)
 Repayment of long term debt .....................................            --             --         (61.9)
                                                                        --------       --------      --------
 Net cash provided by financing activities .......................         306.5          636.5         778.6
                                                                        --------       --------      --------
 Net (decrease) increase in cash and cash equivalents ............        (161.9)          17.7         217.3
Cash and cash equivalents at beginning of year ...................         277.3          259.6          42.3
                                                                        --------       --------      --------
Cash and cash equivalents at end of year .........................      $  115.4       $  277.3      $  259.6
                                                                        ========       ========      ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Business

          John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

 Basis of Presentation

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

          The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

          Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and included in other invested assets.

          Certain prior year amounts have been reclassified to conform to the current year presentation.

     Reorganization and Initial Public Offering

          Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102.0 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments

          The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

          For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

          Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

          Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

          Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

          Policy loans are carried at unpaid principal balances, which approximate fair value.

          Short-term investments are carried at amortized cost, which approximates fair value.

          Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

     Derivative Financial Instruments

          The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives instruments are carried on the consolidated balance sheets at fair value.

          In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

          In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

     Cash and Cash Equivalents

          Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Deferred Policy Acquisition Costs

          Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $68.6 million, $37.8 million and $13.6 million in 2001, 2000 and 1999, respectively.

          Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

          Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains and (losses), management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     Reinsurance

          The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

          Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Participating Insurance

     Participating business represents approximately 7.6% and 16.3% of the Company's life insurance in-force at December 31, 2001 and 2000, respectively.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

  Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

  Cumulative Effect of Accounting Changes

     On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities". The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income including (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Recent Accounting Pronouncements

     In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.The adoption of SFAS No. 141 did not have a material effect on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company has no goodwill, or other purchased intangibles subject to SFAS No. 142 and, therefore, the Company does not expect the impact of SFAS No. 142 to have any impact on its results of operations or financial position.

     In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiary uses to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and, the Company remains in compliance with all regulatory and contractual obligations.

NOTE 2. RELATED PARTY TRANSACTIONS

     John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in deferred acquisition costs on the Company's balance sheets, net investment income and other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $159.9 million, $170.6 million and $199.3 million for the year ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001 and 2000, respectively, the Company owed John Hancock $17.9 million and $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     In 2001 the Company sold $200 million of corporate owned life insurance
(COLI) to its Parent to provide insurance coverage on key management employees of the Parent. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2001 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $11.8 million, $24.2 million, and $44.5 million of cash for tax, commission, and expense allowances. This agreement decreased the Company's net gain from operations by $1.7 million and $0.9 million in 2001 and 2000, respectively, and increased the Company's net gain from operations by $20.6 million in 1999.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $107.5 million and $102.2 million as of December 31, 2001 and 2000, respectively. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.4 million, $1.0 million and $0.8 million from the Company in 2001, 2000 and 1999, respectively. This agreement decreased the Company's net gain from operations by $0.8 million, $1.1 million and $0.5 million in 2001, 2000 and 1999, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2. RELATED PARTY TRANSACTIONS (CONTINUED)

     At December 31, 2001, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2000, the Company had a $250.0 million line of credit with affiliate, John Hancock Capital Corp. At December 31, 2001 and 2000, the Company had no outstanding borrowings under these agreements.

     John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $10.4 million, $16.0 million and $17.5 million in 2001, 2000 and 1999, respectively. The pension plan prepaid expense allocated to the Company amounted to $64.3 million and $55.6 million in 2001 and 2000, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions."

NOTE 3. INVESTMENTS

     The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:


                                                                               YEAR ENDED DECEMBER 31,
                                                                            2001        2000         1999
                                                                          -------  -------------  ---------
                                                                                   (IN MILLIONS)
NET INVESTMENT INCOME
  Fixed maturities ...................................................    $160.1      $138.5       $127.1
  Equity securities ..................................................       0.3         0.2           --
  Mortgage loans on real estate ......................................      42.3        44.3         39.7
  Real estate ........................................................       2.3         4.1          3.6
  Policy loans .......................................................      21.1        17.1         13.7
  Short-term investments .............................................       6.3        19.4          4.5
  Other ..............................................................       3.3         1.1         (2.0)
                                                                          ------      ------       ------
  Gross investment income ............................................     235.7       224.7        186.6
   Less investment expenses ..........................................       8.7        11.3         12.0
                                                                          ------      ------       ------
    Net investment income ............................................    $227.0      $213.4       $174.6
                                                                          ======      ======       ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES), NET OF
    RELATED AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Fixed maturities ...................................................    $(25.1)     $(16.0)      $ (5.9)
  Equity securities ..................................................       3.8         0.8           --
  Mortgage loans on real estate and real estate ......................      (1.2)       (2.3)         0.9
  Derivatives and other invested assets ..............................      12.0         3.1         (0.3)
  Amortization adjustment for deferred policy acquisition costs.......       1.5         3.8          0.5
                                                                          ------      ------       ------
  Net realized investment and other losses, net of related
   amortization of deferred policy acquisition costs..................    $ (9.0)     $(10.6)      $ (4.8)
                                                                          ======      ======       ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     Gross gains of $6.5 million, $1.5 million, and $0.5 million and gross losses of $3.3 million, $6.0 million, and $5.3 million in 2001, 2000 and 1999, respectively, were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                                                                GROSS       GROSS
                                                                   AMORTIZED  UNREALIZED  UNREALIZED
                                                                     COST       GAINS       LOSSES     FAIR VALUE
                                                                   ---------  ----------  ----------  ------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
Corporate securities ............................................  $   65.0     $  --       $ 0.8       $   64.2
Mortgage-backed securities ......................................      18.7       0.2         1.0           17.9
                                                                   --------     -----       -----       --------
 Total ..........................................................  $   83.7     $ 0.2       $ 1.8       $   82.1
                                                                   ========     =====       =====       ========
AVAILABLE-FOR-SALE:
Corporate securities ............................................  $1,867.5     $67.5       $44.2       $1,890.8
Mortgage-backed securities ......................................     296.7       6.3         4.7          298.3
Obligations of states and political subdivisions.................       0.9        --          --            0.9
Debt securities issued by foreign governments....................       7.2       0.5          --            7.7
U.S. Treasury securities and
 obligations of U.S. government corporations and agencies........     219.6       1.1         5.9          214.8
                                                                   --------     -----       -----       --------
Total fixed maturities ..........................................   2,391.9      75.4        54.8        2,412.5
Equity securities ...............................................      12.1       1.5         0.5           13.1
                                                                   --------     -----       -----       --------
 Total ..........................................................  $2,404.0     $76.9       $55.3       $2,425.6
                                                                   ========     =====       =====       ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3.  INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                                                       GROSS       GROSS
                                                                          AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                                                            COST       GAINS       LOSSES      VALUE
                                                                          ---------  ----------  ----------  ----------
                                                                                         (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
Corporate securities .................................................    $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities ...........................................        29.3       0.2         1.2          28.3
Obligations of states and political subdivisions .....................         1.9        --          --           1.9
                                                                          --------     -----       -----      --------
Total ................................................................    $  715.4     $23.6       $52.2      $  686.8
                                                                          ========     =====       =====      ========
AVAILABLE-FOR-SALE:
Corporate securities .................................................    $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities ...........................................       239.1       3.6         3.7         239.0
Obligations of states and political subdivisions .....................         0.9        --          --           0.9
Debt securities issued by foreign governments ........................        11.1       0.3         0.6          10.8
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies...........................................        16.1       0.7         0.1          16.7
                                                                          --------     -----       -----      --------
Total fixed maturities ...............................................     1,018.8      25.2        32.2       1,011.8
Equity securities ....................................................         7.1       2.8         1.8           8.1
                                                                          --------     -----       -----      --------
   Total .............................................................    $1,025.9     $28.0       $34.0      $1,019.9
                                                                          ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE

                                                             (IN MILLIONS)
                                                          -------------------
HELD-TO-MATURITY:
Due in one year or less ...............................   $     --    $     --
Due after one year through five years .................        3.0         3.0
Due after five years through ten years ................        8.6         8.6
Due after ten years ...................................       53.4        52.6
                                                          --------    --------
                                                              65.0        64.2
Mortgage-backed securities ............................       18.7        17.9
                                                          --------    --------
Total .................................................   $   83.7    $   82.1
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less ...............................   $   97.5    $   99.5
Due after one year through five years .................      772.0       794.2
Due after five years through ten years ................      935.2       929.4
Due after ten years ...................................      290.5       291.1
                                                          --------    --------
                                                           2,095.2     2,114.2
Mortgage-backed securities ............................      296.7       298.3
                                                          --------    --------
Total .................................................   $2,391.9    $2,412.5
                                                          ========    ========


     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $300.0 million and $1.4 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

  Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.


                                        BALANCE AT                          BALANCE AT
                                        BEGINNING                             END OF
                                         OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                        ----------  ---------  ----------  ------------
                                                        (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate .......     $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of .......      0.7        0.1          --          0.8
                                           ----       ----        ----         ----
 Total ...............................     $5.7       $1.8        $1.2         $6.3
                                           ====       ====        ====         ====
Year ended December 31, 2000
 Mortgage loans on real estate .......     $3.8       $1.2        $ --         $5.0
 Real estate to be disposed of .......       --        0.7          --          0.7
                                           ----       ----        ----         ----
 Total ...............................     $3.8       $1.9        $ --         $5.7
                                           ====       ====        ====         ====
Year ended December 31, 1999
 Mortgage loans on real estate .......     $3.7       $0.4        $0.3         $3.8
 Real estate to be disposed of .......      0.7         --         0.7           --
                                           ----       ----        ----         ----
 Total ...............................     $4.4       $0.4        $1.0         $3.8
                                           ====       ====        ====         ====


At December 31, 2001 and 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:


                                                                DECEMBER 31
                                                                2001    2000
                                                                ----    ----
                                                               (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses ....................................................   $ 2.4   $ 4.2
Provision for losses .......................................    (1.2)   (1.2)
                                                               -----   -----
Net impaired mortgage loans on real estate .................   $ 1.2   $ 3.0
                                                               =====   =====


  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:


                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans ....   $3.3     $2.1       $--
Interest income recognized on impaired loans .....    0.5      0.3        --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     There were no restructured commercial mortgage loans at December 31, 2001. Such loans aggregated $3.4 million as of December 31, 2000. The expected gross interest income that would have been recorded in 2000 had the loans been current in accordance with the original loan agreements was $0.34 million, and the actual interest income recorded was $0.27 million.

     At December 31, 2001, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          CARRYING           GEOGRAPHIC            CARRYING
    PROPERTY TYPE          AMOUNT           CONCENTRATION           AMOUNT
----------------------  -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)
Apartments ...........     $115.1      East North Central ....      $ 63.6
Hotels ...............       24.8      East South Central ....        25.8
Industrial ...........       72.1      Middle Atlantic .......        50.6
Office buildings .....      146.4      Mountain ..............        35.5
Retail ...............       35.5      New England ...........        55.1
Mixed Use ............        5.0      Pacific ...............       111.3
Agricultural .........      168.9      South Atlantic ........       152.9
Other ................       18.6      West North Central ....        20.6
                                       West South Central ....        67.7
                                       Canada/Other ..........         3.3
Allowance for losses .       (5.5)     Allowance for losses ..        (5.5)
                           ------                                   ------
Total ................     $580.9      Total                        $580.9
                           ======                                   ======


     Bonds with amortized cost of $24.7 million were non-income producing for year ended December 31, 2001.

     Depreciation expense on investment real estate was $0.3 million in 2001 and $0.6 million in 2000 and 1999. Accumulated depreciation was $2.8 million, and $2.5 million at December 31, 2001, and 2000, respectively.

NOTE 4.  DERIVATIVES AND HEDGING INSTRUMENTS

     The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

     The fair value of derivative instruments classified as assets at December 31, 2001 was $16.7 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $12.0 million and appears on the consolidated balance sheet in other liabilities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS  (CONTINUED)

 Fair Value Hedges

     The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

     The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

     At December 31, 2001, the Company recognized net losses of $3.0 million, related to the ineffective portion of its fair value hedges, and a net gain of $0.1 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

 Cash Flow Hedges

     The Company used interest rate cap and floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

     In 2001, the Company recognized no gains or losses related to the ineffective portion of its cash flow hedges, and a net gain of $0.2 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. This amount is recorded in net realized investment and other gains and losses. All of the Company's hedged forecasted transactions qualified as cash flow hedges in 2001.

     No amounts were reclassified from other accumulated comprehensive income to earnings in 2001 and it is anticipated that no amounts will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The Company does not enter into hedging transactions for variable cash flows thus the Company currently has no maximum length for which variable cash flows are hedged.

     In 2001, none of the Company's cash flow hedges have been discontinued because of the probability that the original forecasted transaction would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

     There was no transition adjustment for the adoption of SFAS No.133 representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. There were no losses incurred for the effective portion of the change in fair value of derivative instruments designated as cash flow hedges and added to accumulated other comprehensive income.

 Derivatives Not Designated as Hedging Instruments

     The Company enters into interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5. INCOME TAXES

     The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:


                                                      YEAR ENDED DECEMBER 31
                                                       2001    2000     1999
                                                      ------  ------  ---------
                                                           (IN MILLIONS)
Current taxes:
Federal ...........................................   $30.1   $15.2    $(1.5)
Foreign ...........................................      --     0.6      0.1
                                                      -----   -----    -----
                                                       30.1    15.8     (1.4)
Deferred taxes:
Federal ...........................................    32.1    28.0     36.6
                                                      -----   -----    -----
Total income taxes ................................   $62.2   $43.8    $35.2
                                                      =====   =====    =====


     A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                         (IN MILLIONS)
Tax at 35%                                          $73.0    $50.1     $36.3
Add (deduct):
 Equity base tax ................................    (9.0)    (5.6)       --
 Prior years taxes...............................     2.1       --      (0.3)
 Tax credits.....................................    (0.4)    (0.6)     (0.1)
 Foreign taxes...................................      --      0.6       0.1
 Tax exempt investment income ...................    (5.6)    (0.7)     (0.7)
 Other ..........................................     2.1       --      (0.1)
                                                    -----    -----     -----
  Total income taxes ............................   $62.2    $43.8     $35.2
                                                    =====    =====     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5. INCOME TAXES  (CONTINUED)

  The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                 DECEMBER 31
                                                                 2001     2000
                                                                ------  --------
                                                                (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments .................................   $238.1   $110.0
 Other postretirement benefits  .............................     20.1     23.3
 Book over tax basis of investments .........................     12.0      7.8
 Interest ...................................................       --      7.5
 Unrealized holding losses  .................................       --      1.4
                                                                ------   ------
  Total deferred tax assets .................................    270.2    150.0
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs ..........................    373.7    199.1
 Depreciation ...............................................      2.1      1.8
 Basis in partnerships ......................................      0.6      0.4
 Market discount on bonds ...................................      1.2      0.6
 Lease income ...............................................     47.0     35.4
 Unrealized gains ...........................................      6.8       --
 Other ......................................................       --      9.5
                                                                ------   ------
  Total deferred tax liabilities ............................    431.4    246.8
                                                                ------   ------
  Net deferred tax liabilities ..............................   $161.2   $ 96.8
                                                                ======   ======

     The Company received an income tax refund of $32.4 million and made income tax payments of $62.9 million and $13.2 million in 2001, 2000 and 1999, respectively.

NOTE 6 - REINSURANCE

     The effect of reinsurance on premiums written and earned was as follows:

                                 2001             2000              1999
                               PREMIUMS         PREMIUMS          PREMIUMS
                           WRITTEN  EARNED   WRITTEN  EARNED  WRITTEN   EARNED
                           -------  -------  -------  ------  -------  --------
                                             (IN MILLIONS)
Life Insurance:
 Direct ................   $ 82.0   $ 82.0   $34.1    $34.1   $12.1     $12.1
 Ceded .................    (21.9)   (21.9)   (5.5)    (5.5)   (3.2)     (3.2)
                           ------   ------   -----    -----   -----     -----
  Net life insurance
   premiums ............   $ 60.1   $ 60.1   $28.6    $28.6   $ 8.9     $ 8.9
                           ======   ======   =====    =====   =====     =====

For the year ended December 31, 2001, 2000 and 1999, benefits to policyholders under life ceded reinsurance contracts were $3.8 million, $3.0 million and $ -- million, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6. REINSURANCE (CONTINUED)

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

NOTE 7. COMMITMENTS AND CONTINGENCIES

     The Company has extended commitments to purchase fixed maturity investments, and other invested assets and issue mortgage loans on real estate totaling $25.3 million, $14.3 million and $16.2 million, respectively, at December 31, 2001. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $57.1 million at December 31, 2001. The majority of these commitments expire in 2002.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $7.0 million and $66.3 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $14.1 million and $66.0 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

     Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.   SHAREHOLDER'S EQUITY

  (a) Common Stock

     The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

  (b) Accumulated Other Comprehensive Income (Loss)

     The components of accumulated other comprehensive loss are as follows:

                                                                                  ACCUMULATED
                                                                                     OTHER
                                                                                 COMPREHENSIVE
                                                                                INCOME (LOSSES)
                                                                               -----------------
                                                                                 (IN MILLIONS)
Balance at January 1, 1999  ..................................................      $ 12.3
Gross unrealized gains (losses)  (net of deferred income
 tax benefit of $18.0 million)  ..............................................       (34.2)
Reclassification adjustment for gains (losses), realized in net income
 (net of tax expense of $1.7 million) ........................................        (3.1)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax expense of $6.2 million) ................................................        11.6
                                                                                    ------
Net unrealized gains (losses) ................................................       (25.7)
                                                                                    ------
Balance at December 31, 1999  ................................................      $(13.4)
                                                                                    ======


Balance at January 1, 2000  ..................................................      $(13.4)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $9.7 million) ................................................        18.0
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $1.6 million)  ............................        (2.9)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $2.1 million) ................................................        (3.9)
                                                                                    ------
Net unrealized gains (losses) ................................................        11.2
                                                                                    ------
Balance at December 31, 2000  ................................................      $ (2.2)
                                                                                    ======

Balance at January 1, 2001  ..................................................      $ (2.2)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $7.2 million) ................................................        11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $1.1 million)  ............................         2.1
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $3.2 million) ................................................        (6.0)
                                                                                    ------
Net unrealized gains (losses) ................................................         7.9
Change in accounting principle  ..............................................         7.2
                                                                                    ------
Balance at December 31, 2001  ................................................      $ 12.9
                                                                                    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                      2001     2000     1999
                                                     ------   ------   ------
                                                          (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities ................................  $ 20.6   ($7.0)   ($28.7)
  Equity investments ..............................     1.0     1.0      (1.4)
  Derivatives and other ...........................     5.2     0.3       1.3
                                                     ------   -----    ------
Total .............................................    26.8    (5.7)    (28.8)
Amounts of unrealized investment (gains) losses
 attributable to:
  Deferred policy acquisition cost and present
   value of future profits ........................    (7.1)    2.1       8.1
  Deferred federal income taxes ...................    (6.8)    1.4       7.3
                                                     ------   -----    ------
Total .............................................   (13.9)    3.5      15.4
                                                     ------   -----    ------
Net unrealized investment gains ...................  $ 12.9   ($2.2)   ($13.4)
                                                     ======   =====    ======


  (c) Statutory Results

     The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." The Company's pension plan prepaid expense recorded for statutory purposes amounted to $64.3 million, $55.6 million and $42.3 million at December 31, 2001, 2000 and 1999 respectively. Statutory net income is not impacted by this permitted practice.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                        2001    2000     1999
                                                       ------  ------  --------
                                                           (in millions)
Statutory net income ...............................   $ 13.1  $ 26.6   $ 77.5
Statutory surplus  .................................    647.0   527.2    468.8

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     ASSET GATHERING SEGMENT. Offers individual variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                                  ASSET
                                                    PROTECTION  GATHERING   CONSOLIDATED
                                                    ----------  ---------   ------------
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2001
REVENUES:
 Segment revenues ................................   $  614.3    $   62.2     $   676.5
 Net realized investment and other
  gains (losses) .................................       (9.0)         --          (9.0)
                                                     --------    --------     ---------
 Revenues ........................................   $  605.3    $   62.2     $   667.5
                                                     ========    ========     =========


 Net investment income ...........................   $  229.2    $   (2.2)    $   227.0
NET INCOME:
 Segment after-tax operating income ..............   $  130.0    $   22.2     $   152.2
 Net realized investment and other
  gains (losses) .................................       (5.6)         --          (5.6)
 Surplus tax .....................................        9.1          --           9.1
 Class action lawsuit ............................       (9.2)         --          (9.2)
 Cumulative effect of accounting
  change, net of tax .............................       (1.6)         --          (1.6)
                                                     --------    --------     ---------
 Net income ......................................   $  122.7    $   22.2     $   144.9
                                                     ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method .............   $    2.7    $     --     $     2.7
 Amortization of deferred policy
  acquisition costs ..............................       46.6        20.5          67.1
 Income tax expense ..............................       54.8         7.4          62.2
 Segment assets ..................................   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses) .................................   $  (10.5)         --     $   (10.5)
 Less amortization of deferred policy
  acquisition costs related to net realized
  investment and other gains (losses) ............        1.5          --           1.5
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs - per
  consolidated  financial statements .............       (9.0)         --          (9.0)
 Less income tax effect ..........................        3.4          --           3.4
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment made
  to calculate segment operating income ..........   $   (5.6)         --     $    (5.6)
                                                     ========    ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

                                                                           ASSET
                                                          PROTECTION     GATHERING      CONSOLIDATED
                                                          ----------     ---------      ------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2000
REVENUES:
 Segment revenues ......................................   $  530.8       $   48.5       $   579.3
 Net realized investment and other
  gains (losses), net ..................................      (10.6)            --           (10.6)
                                                           --------       --------       ---------
    Revenues ...........................................   $  520.2       $   48.5       $   568.7
                                                           ========       ========       =========

    Net investment income ..............................   $  215.9       $   (2.5)      $   213.4
NET INCOME:
 Segment after-tax operating income ....................       96.0            6.3           102.3
 Net realized investment and other
  gains (losses), net ..................................       (6.8)            --            (6.8)
 Surplus tax. ..........................................        5.4            0.2             5.6
 Other demutualization related costs ...................       (0.5)          (0.1)           (0.6)
 Restructuring charges .................................       (1.1)            --            (1.1)
                                                           --------       --------       ---------
 Net income ............................................   $   93.0       $    6.4       $    99.4
                                                           ========       ========       =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees accounted for
  by the equity method .................................   $    1.3       $     --       $     1.3
 Amortization of deferred policy
  acquisition costs ....................................       17.6           16.4            34.0
 Income tax expense ....................................       40.7            3.1            43.8
 Segment assets ........................................   $9,326.9       $2,867.8       $12,194.7
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES) DATA:
 Net realized investment and other losses ..............   $  (14.4)            --       $   (14.4)
 Less amortization of deferred policy acquisition
  costs related to net realized investment and
  other gains (losses) .................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net of related amortization of deferred policy
  acquisition costs - per consolidated financial
  statements ...........................................      (10.6)            --           (10.6)
 Less income tax effect ................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net-after-tax adjustment made to calculate
  segment operating income .............................   $   (6.8)            --       $    (6.8)
                                                           ========       ========       =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.   SEGMENT INFORMATION (CONTINUED)

                                                                       Asset
                                                         Protection  Gathering   Consolidated
                                                         ----------  ---------  --------------
                                                                      (in millions)
YEAR ENDED DECEMBER 31, 1999
REVENUES:
 Segment revenues......................................  $  488.0    $   37.2     $   525.2
 Net realized investment and other
  gains (losses), net..................................      (4.8)         --          (4.8)
                                                         --------    --------     ---------
 Revenues..............................................  $  483.2    $   37.2     $   520.4
                                                         ========    ========     =========

 Net investment income.................................  $  178.1    $   (3.5)    $   174.6
NET INCOME:
 Segment after-tax operating income....................     108.0         6.8         114.8
 Net realized investment and other
  gains (losses), net..................................      (3.1)         --          (3.1)
 Class action lawsuit..................................     (42.9)         --         (42.9)
 Other demutualization related costs...................      (0.3)       (0.1)         (0.4)
                                                         --------    --------     ---------
 Net income............................................  $   61.7    $    6.7     $    68.4
                                                         ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method...................  $   (0.1)   $     --     $    (0.1)
 Amortization of deferred policy
  acquisition costs....................................       4.6         8.5          13.1
 Income tax expense....................................      31.8         3.4          35.2
 Segment assets........................................  $9,104.6    $2,869.6     $11,974.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses).......................................  $   (5.3)         --     $    (5.3)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment gains (losses)...................       0.5          --           0.5
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related amortization
  of deferred policy acquisition costs - per
  consolidated financial statements....................      (4.8)         --          (4.8)
 Less income tax effect................................       1.7          --           1.7
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate
  segment operating income.............................  $   (3.1)         --     $    (3.1)
                                                         ========    ========     =========

  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                      DECEMBER 31         DECEMBER 31
                                                          2001                2000
                                                   CARRYING    FAIR    CARRYING     FAIR
                                                    VALUE     VALUE     VALUE      VALUE
                                                   --------  --------  --------  ----------
                                                     (IN MILLIONS)       (IN MILLIONS)
ASSETS:
 Fixed maturities:
  Held-to-maturity .............................   $   83.7  $   82.1  $  715.4   $  686.8
  Available-for-sale ...........................    2,412.5   2,412.5   1,011.8    1,011.8
 Equity securities:
  Available-for-sale ...........................       13.1      13.1       8.1        8.1
 Mortgage loans on real estate .................      580.9     604.3     554.8      574.2
 Policy loans ..................................      352.0     352.0     334.2      334.2
 Short-term investments ........................         --        --      21.7       21.7
  Cash and cash equivalents ....................      115.4     115.4     277.3      277.3
Derivatives:
 Futures contracts, net ........................         --        --       0.1        0.1
 Interest rate swap agreements .................        8.8       8.8        --         --
 Interest rate cap agreements ..................        3.5       3.5       2.1        2.1
 Interest rate floor agreements ................        4.5       4.5       4.5        4.5
 Currency rate swap agreements .................        0.4       0.4        --         --
 Equity collar agreements ......................        0.8       0.8       0.4        0.4
LIABILITIES:
Fixed rate deferred and immediate annuities ....       53.1      50.3      63.8       60.4
Derivatives:
 Interest rate swap agreements .................       13.2      13.2        --        1.2
 Currency rate swap agreements .................        0.1       0.1       0.6        0.6
Commitments ....................................         --      57.1        --       62.9

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                                   COLUMN B   COLUMN C      COLUMN D
                                                                               AMOUNT AT WHICH
                                                                                 SHOWN IN THE
                                                                                 CONSOLIDATED
                                                                                   BALANCE
         TYPE OF INVESTMENT                              COST/(2)/   VALUE          SHEET
                                                        ----------  --------  ------------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies
 and authorities                                         $  219.6   $  214.8       $  214.8
States, municipalities and political subdivisions             6.0        6.0            6.0
Foreign governments                                           7.2        7.6            7.6
Public utilities                                            189.3      192.9          192.9
Convertibles and bonds with warrants attached                25.9       25.1           25.1
All other corporate bonds                                 1,897.9    1,920.5        1,920.5
Certificates of deposits                                       --         --             --
Redeemable preferred stock                                   46.0       45.6           45.6
                                                         --------   --------       --------
Total fixed maturity securities, available-for-sale       2,391.9    2,412.5        2,412.5
                                                         ========   ========       ========
Equity securities, available-for-sale:
Common stocks:
Public utilities                                               --         --             --
Banks, trust and insurance companies                           --         --             --
Industrial, miscellaneous and all other                       3.8        5.0            5.0
Non-redeemable preferred stock                                8.3        8.1            8.1
                                                         --------   --------       --------
Total equity securities, available-for-sale                  12.1       13.1           13.1
                                                         ========   ========       ========
Fixed maturity securities, held-to-maturity:
Bonds
United States government and government agencies
 and authorities                                               --         --             --
States, municipalities and political subdivisions              --         --             --
Foreign governments                                            --         --             --
Public utilities                                               --         --             --
Convertibles and bonds with warrants attached                  --         --             --
All other corporate bonds                                     5.1        5.1            5.1
Certificates of deposits                                     78.6       77.0           78.6
Redeemable preferred stock                                     --         --             --
                                                         --------   --------       --------
Total fixed maturity securities, held-to-maturity            83.7       82.1           83.7
                                                         ========   ========       ========


  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
              OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                         COLUMN B   COLUMN C       COLUMN D
                                                                     AMOUNT AT WHICH
                                                                       SHOWN IN THE
                                                                       CONSOLIDATED
                                                                         BALANCE
         TYPE OF INVESTMENT                   COST/(2)/    VALUE          SHEET
                                              ----------  --------  -----------------
Equity securities, trading:
Common stocks:
Public utilities                                     --         --             --
Banks, trust and insurance companies                 --         --             --
Industrial, miscellaneous and all other              --         --             --
Non-redeemable preferred stock                       --         --             --
                                               --------   --------       --------
Total equity securities, trading                     --         --             --
                                               --------   --------       --------
Mortgage loans on real estate, net /(1)/       $  586.4       xxxx       $  580.9
Real estate, net:
Investment properties /(1)/                        21.4       xxxx           20.6
Acquired in satisfaction of debt/(1)/                --       xxxx             --
Policy loans                                      352.0       xxxx          352.0
Other long-term investments /(2)/                  39.6       xxxx           39.6
Short-term investments                               --       xxxx             --
                                               --------   --------       --------
  Total investments                            $3,487.1   $2,507.7       $3,502.4
                                               ========   ========       ========

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                         DEFERRED      FUTURE POLICY                OTHER POLICY
                           POLICY     BENEFITS, LOSSES,              CLAIMS AND
                        ACQUISITION    CLAIMS AND LOSS   UNEARNED     BENEFITS     PREMIUM
       SEGMENT             COSTS          EXPENSES       PREMIUMS     PAYABLE      REVENUE
----------------------  -----------  ------------------  --------   ------------  ---------
2001:
Protection               $  918.4         $3,275.5        $221.0       $25.0        $60.1
Asset Gathering             142.4             63.2            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $1,060.8         $3,338.7        $221.0       $25.0        $60.1
                         ========         ========        ======       =====        =====
2000:
Protection               $  819.3         $2,698.5        $212.0       $11.1        $28.6
Asset Gathering             174.8             70.0            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  994.1         $2,768.5        $212.0       $11.1        $28.6
                         ========         ========        ======       =====        =====
1999:
Protection               $  707.8         $2,515.7        $175.2       $15.7        $ 8.9
Asset Gathering             147.3             50.6            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  855.1         $2,566.3        $175.2       $15.7        $ 8.9
                         ========         ========        ======       =====        =====

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                                                       AMORTIZATION OF
                                                       DEFERRED POLICY
                                  BENEFITS, CLAIMS,  ACQUISITION COSTS,
                         NET         LOSSES, AND      EXCLUDING AMOUNTS
                      INVESTMENT     SETTLEMENT      RELATED TO REALIZED   OTHER OPERATING
      SEGMENT           INCOME        EXPENSES        INVESTMENT GAINS        EXPENSES
--------------------  ----------  -----------------  -------------------  -----------------
2001:
Protection             $229.2          $285.5               $46.6              $ 72.8
Asset Gathering          (2.2)            8.6                20.5                 3.4
                       ------          ------               -----              ------
 Total                 $227.0          $294.1               $67.1              $ 76.2
                       ======          ======               =====              ======
2000:
Protection             $215.9          $242.2               $17.6              $100.5
Asset Gathering          (2.5)            6.4                16.4                16.3
                       ------          ------               -----              ------
 Total                 $213.4          $248.6               $34.0              $116.8
                       ======          ======               =====              ======
1999:
Protection             $178.1          $192.3               $ 4.6              $100.6
Asset Gathering          (3.5)           68.2                 8.5                16.9
                       ------          ------               -----              ------
 Total                 $174.6          $260.5               $13.1              $117.5
                       ======          ======               =====              ======

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV - REINSURANCE
                            AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

                                                                     ASSUMED               PERCENTAGE
                                                         CEDED TO     FROM                 OF AMOUNT
                                               GROSS       OTHER      OTHER       NET      ASSUMED TO
                                               AMOUNT    COMPANIES  COMPANIES   AMOUNT        NET
                                             ----------  ---------  ---------  ---------  ------------
2001
Life insurance in
 force                                       $119,332.2  $56,571.3    $35.1    $62,796.0      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     82.0  $    21.9    $  --    $    60.1       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     82.0  $    21.9    $  --    $    60.1      0.0%
                                             ==========  =========    =====    =========      ===
2000
Life insurance in force                      $ 98,737.2  $39,495.8    $37.1    $59,278.5      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     34.1  $     5.5    $  --    $    28.6       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     34.1  $     5.5    $  --    $    28.6      0.0%
                                             ==========  =========    =====    =========      ===
1999
Life insurance in force                      $ 75,674.7  $19,217.5    $38.5    $56,495.7      0.0%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     12.1  $     3.2    $  --    $     8.9       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     12.1  $     3.2    $  --    $     8.9      0.0%
                                             ==========  =========    =====    =========      ===


 NOTE: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A)  FINANCIAL STATEMENTS.

1.     Condensed Financial Information (Part A)

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account I. (Part B)

3.     Statement of Operations, John Hancock Variable Annuity Account I.
       (Part B)

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account I. (Part B)

5. Notes to Financial Statements, John Hancock Variable Annuity Account I. (Part B)

6. Statement of Financial Position, John Hancock Variable Life Insurance Company. (Part B)

7. Summary of Operations and Unassigned Deficit, John Hancock Variable Life Insurance Company. (Part B)

8.     Statement of Cash Flows, John Hancock Variable Life Insurance Company.
       (Part B)

9. Notes to Financial Statements, John Hancock Variable Life Insurance Company. (Part B)


(B)  EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, previously filed electronically on November 27, 1996 is incorporated herein by reference.

2.     Not Applicable.

3.(a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

  (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4.(a) Form of eVariable Annuity periodic payment deferred annuity contract is incorporated herein by reference to Registrant's Form N-4 filed with the Commission on November 27, 2000.

  (b) form of Marketplace periodic payment deferred annuity contract, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed with the Commission on November 27, 1996.

5.(a) form of annuity contract application is incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Commission on November 17, 2000.

  (b) form of Marketplace annuity contract application, incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, filed with the Commission on April 29, 1997.

6. Restated Articles of Organization and Restated and Amendment of By-Laws are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

7.     Not Applicable.

8.     Not Applicable

9. Opinion and Consent of Counsel, incorporated by reference to Registrant's Initial Registration Statement filed with the Commission on November 27, 1996.

10.(a) Representation of counsel, filed herewith.

   (b) Consent of independent auditors filed herewith.

   (c) Powers of Attorney for David F. D'Alessandro, Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002.

11.    Not Applicable.

12.    Not Applicable.

13.    Diagram of Subsidiaries of John Hancock Financial Services, Inc.,
       John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc. filed on Form 10K (File
       No. 1-15670) on March 26, 2002.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                                    Positions with the Depositor
--------------                               -----------------------------------
David F. D'Alessandro                        Chairman of the Board
Michele G. Van Leer                          Vice Chairman of the Board and
                                             President
Robert R. Reitano                            Director, Vice President and Chief
                                             Investment Officer
Ronald J. Bocage                             Director, Vice President and
                                             Counsel
Bruce M. Jones                               Director and Vice President
Paul Strong                                  Director and Vice President
Barbara L. Luddy                             Director, Vice President and
                                             Actuary
Daniel L. Ouellette                          Director and Vice President
Todd G. Engelsen                             Director and Vice President


Executive Officers Other Than Directors
---------------------------------------
Earl W. Baucom                               Controller
Julie H. Indge                               Treasurer
Peter Scavongelli                            Secretary
Roger G. Nastou                              Vice President

All of the above-named officers and directors can be contacted at the following business address: John Hancock Varialbe Life Insuarnce Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I and John Hancock Declaration Trust, (the "Trusts"), both of which are "series" types of mutual funds registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trusts' outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trusts are used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 1, 2002, the number of Contract Owners of all forms of the Contracts offered by the Account was 52,254.

ITEM 28.  INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, and V, and John Hancock Variable Life Insurance Account UV.

(b) In response to this item, the response to Item 25 is hereby incorporated by reference.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code
      (American Council of Life Insurance (pub. avail. Nov. 28, 188)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts;
      (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder Massachusetts on the 1st day of May, 2002.

                                  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                                  (REGISTRANT)

                                  By:  JOHN HANCOCK VARIABLE LIFE
                                  INSURANCE COMPANY

                                  By       /s/ MICHELE G. VAN LEER
                                           -----------------------
                                           Michele G. Van Leer
                                           Vice Chairman and President


                                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

                                  By       /s/ MICHELE G. VAN LEER
                                           -----------------------
                                           Michele G. Van Leer
                                           Vice Chairman and President

Attest:      /s/ PETER SCAVONGELLI
             ----------------------------
             Peter Scavongelli
             Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                Title                                      Date
----------                -----                                      ----

/s/ EARL BAUCOM           Controller (Principal Accounting           May 1, 2002
-----------------------   Officer)
 Earl W. Baucom

/s/ JULIE H. INDGE
-----------------------
Julie H. Indge            Treasurer (Principal Financial             May 1, 2002
                          Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer       Vice Chairman of the Board                 May 1, 2002
for herself and as        and President (Acting Principal
Attorney-in-Fact          Executive Officer)

                    For:   David F. D'Alessandro     Chairman of the Board
                           Ronald J. Bocage          Director
                           Bruce M. Jones            Director
                           Barbara L. Luddy          Director
                           Daniel L. Ouellette       Director
                           Robert S. Paster          Director
                           Robert R. Reitano         Director
                           Paul Strong               Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the city of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

                             ON BEHALF OF REGISTRANT

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                                  (REGISTRANT)

                           By: John Hancock Variable Life Insurance Company

                                    By:     /s/ MICHELE G. VAN LEER
                                            -----------------------------------
                                            Michele G. Van Leer
                                            Vice Chairman and President

                           By: John Hancock Variable Life Insurance Company
                               (DEPOSITOR)

(Seal)
                                    By:     /s/ MICHELE G. VAN LEER
                                            -----------------------------------
                                            Michele G. Van Leer
                                            Vice Chairman and President

Attest:  /s/ PETER SCAVONGELLI
         ------------------------
         Peter Scavongelli
         Secretary

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits
---------
10.A              Representation of Counsel
10.B              Consent of Independent Auditors